UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1.	Reports to Stockholders

Parametric Tax-Managed Emerging Markets Fund

Semiannual Report

December 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report December 31, 2015

Parametric Tax-Managed Emerging Markets Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	36

Important Notices	37

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Performance1,2

Portfolio Managers Thomas C. Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Institutional Class at NAV	06/30/1998	06/30/1998	–16.08%	–15.75%	–3.97%	4.84%
Institutional Class at NAV with redemption fee	—	—	–17.72	–17.40	–4.32	4.67
MSCI Emerging Markets Index	—	—	–17.35%	–14.92%	–4.80%	3.61%

% After-Tax Returns with Redemption Fee		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Institutional Class After Taxes on Distributions		06/30/1998	06/30/1998	–17.59%	–4.52%	4.47%
Institutional Class After Taxes on Distributions and Sale of Fund Shares		—	—	–9.28	–2.95	4.05

% Total Annual Operating Expense Ratio[3]						Institutional Class
						0.95%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

China Mobile, Ltd.	1.0%
America Movil SAB de CV, Series L	0.9
Naspers, Ltd., Class N	0.8
OTP Bank Rt.	0.7
MTN Group, Ltd.	0.7
Grupo Televisa SAB, Series CPO	0.7
Gazprom PAO ADR	0.6
Komercni Banka AS	0.6
Sberbank of Russia PJSC	0.6
Magnit PJSC	0.6

Total	7.2%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

3

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Institutional Class shares are offered at net asset value (NAV). Institutional Class shares are subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 – December 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/15)	Ending Account Value (12/31/15)	Expenses Paid During Period* (7/1/15 – 12/31/15)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$839.20	$4.44	0.96%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.30	$4.88	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2015.

5

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value

Argentina — 0.7%
Adecoagro SA(1)	128,000	$1,573,120
Arcos Dorados Holdings, Inc., Class A	500,800	1,557,488
Banco Macro SA, Class B(1)	130,676	808,889
Banco Macro SA, Class B ADR(1)	300	17,436
BBVA Banco Frances SA(1)	76,594	539,311
Cresud SA ADR(1)	18,460	238,134
Grupo Financiero Galicia SA, Class B ADR	44,000	1,191,520
IRSA Inversiones y Representaciones SA(1)	119,544	159,096
Ledesma SAAI	259,501	253,999
MercadoLibre, Inc.	25,900	2,961,406
Molinos Rio de la Plata SA, Class B	93,310	599,252
Pampa Energia SA ADR(1)	120,400	2,474,220
Petrobras Argentina SA ADR	86,719	480,423
Siderar SAIC	2,005,200	1,329,663
Telecom Argentina SA ADR	96,500	1,550,755
Telecom Argentina SA, Class B	229,824	818,006
Transportadora de Gas del Sur SA	252,923	333,669
YPF SA ADR	101,600	1,597,152

		$18,483,539

Bahrain — 0.7%
Ahli United Bank BSC	16,020,488	$10,969,099
Al Salam Bank-Bahrain BSC	21,545,754	5,337,170
GFH Financial Group BSC(1)	10,441,939	1,384,272
Ithmaar Bank BSC(1)	16,428,969	2,343,740

		$20,034,281

Bangladesh — 0.8%
Aftab Automobiles, Ltd.	378,354	$305,089
Al-Arafah Islami Bank, Ltd.	3,219,220	603,205
Bangladesh Export Import Co., Ltd.(1)	4,998,478	1,862,283
Beximco Pharmaceuticals, Ltd.	883,426	947,504
British American Tobacco Bangladesh Co., Ltd.	27,950	1,056,070
BSRM Steels, Ltd.	1,250,000	1,527,583
City Bank, Ltd. (The)	1,625,035	423,031
Grameenphone, Ltd.	765,275	2,468,970
Heidelberger Cement Bangladesh, Ltd.	103,700	742,429
Islami Bank Bangladesh, Ltd.	1,587,087	562,069
Jamuna Oil Co., Ltd.	212,850	425,497
Khulna Power Co., Ltd.	1,043,969	998,451
Lankabangla Finance, Ltd.	948,403	350,248
Malek Spinning Mills, Ltd.	1,020,000	207,406
Meghna Petroleum, Ltd.	210,100	409,650

Security	Shares	Value

Bangladesh (continued)
National Bank, Ltd.(1)	3,812,704	$456,618
Olympic Industries, Ltd.	334,530	1,108,157
Padma Oil Co., Ltd.	175,100	412,724
People’s Leasing and Financial Services, Ltd.(1)	665,379	120,700
Pubali Bank, Ltd.	1,779,933	493,267
Social Islami Bank, Ltd.	2,453,500	456,097
Southeast Bank, Ltd.	1,909,500	427,941
Square Pharmaceuticals, Ltd.	746,520	2,410,753
Summit Power, Ltd.	1,381,500	701,015
Titas Gas Transmission & Distribution Co., Ltd.	1,570,295	954,556
United Airways Bangladesh, Ltd.(1)	9,317,135	853,922
United Commercial Bank, Ltd.	1,828,738	496,483

		$21,781,718

Botswana — 0.5%
Barclays Bank of Botswana, Ltd.	1,308,506	$525,196
Botswana Insurance Holdings, Ltd.	801,726	1,088,511
First National Bank of Botswana, Ltd.	7,511,600	2,546,649
Letshego Holdings, Ltd.	16,310,999	4,210,553
Sechaba Breweries, Ltd.	1,086,400	2,859,235
Sefalana Holding Co.	991,000	1,212,671
Standard Chartered Bank Botswana, Ltd.	850,790	849,749

		$13,292,564

Brazil — 4.9%
AMBEV SA	1,736,625	$7,835,389
B2W Cia Digital(1)	263,000	1,012,446
Banco Bradesco SA ADR, PFC Shares	178,013	856,243
Banco Bradesco SA, PFC Shares	1,004,795	4,896,669
Banco do Brasil SA	312,199	1,163,176
Bombril SA, PFC Shares(1)	39,000	15,575
Braskem SA, PFC Shares	301,200	2,102,785
BRF SA	289,766	4,057,640
BRF SA ADR	25,600	353,792
CCR SA	887,700	2,815,958
Centrais Eletricas Brasileiras SA, PFC Shares	468,682	1,236,787
CETIP SA - Mercados Organizados	155,700	1,475,829
Cia Brasileira de Distribuicao ADR, PFC Shares	14,300	150,436
Cia Brasileira de Distribuicao, PFC Shares	43,256	457,680
Cia de Saneamento Basico do Estado de Sao Paulo	125,400	600,018
Cia de Saneamento Basico do Estado de Sao Paulo ADR	127,400	586,040
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	65,463	756,186
Cia Energetica de Minas Gerais SA, PFC Shares	662,453	1,026,436

6	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)
Cia Energetica de Sao Paulo, Class B, PFC Shares	91,500	$309,915
Cia Hering	155,800	598,981
Cia Paranaense de Energia-Copel, PFC Shares	134,100	823,666
Cia Siderurgica Nacional SA	147,100	148,727
Cia Siderurgica Nacional SA ADR	62,200	60,701
Cielo SA	1,520,860	12,912,654
Contax Participacoes SA, PFC Shares	151,000	3,817
Cosan SA Industria e Comercio	137,900	878,377
CPFL Energia SA(1)	643,066	2,467,423
Cyrela Brazil Realty SA Empreendimentos e Participacoes	115,024	218,055
Duratex SA	335,583	500,459
EcoRodovias Infraestrutura e Logistica SA	146,900	188,997
EDP-Energias do Brasil SA	418,300	1,273,006
Eletropaulo Metropolitana SA, Class B, PFC Shares(1)	205,868	437,104
Embraer SA	974,432	7,435,855
Embraer SA ADR	26,152	772,530
Equatorial Energia SA	260,300	2,252,808
Estacio Participacoes SA	275,300	970,726
Even Construtora e Incorporadora SA	652,400	679,403
Ez Tec Empreendimentos e Participacoes SA	136,587	440,531
Fibria Celulose SA	24,585	322,456
Fibria Celulose SA ADR	54,900	696,681
Gafisa SA(1)	845,200	519,137
Gerdau SA ADR	170,900	205,080
Gerdau SA, PFC Shares	227,900	267,863
Gol Linhas Aereas Inteligentes SA, PFC Shares	242,400	154,401
Hypermarcas SA(1)	88,100	483,450
Itau Unibanco Holding SA ADR, PFC Shares	149,976	976,344
Itau Unibanco Holding SA, PFC Shares	963,305	6,411,076
Itausa-Investimentos Itau SA, PFC Shares	2,247,293	3,908,089
JBS SA	444,227	1,386,718
Klabin SA	255,400	1,513,840
Klabin SA, PFC Shares	981,500	945,217
Kroton Educacional SA	1,111,932	2,678,474
Light SA	123,900	310,044
Localiza Rent a Car SA	295,025	1,850,874
Lojas Americanas SA, PFC Shares	804,242	3,943,708
Lojas Renner SA	575,500	2,487,469
Marcopolo SA, PFC Shares	786,900	367,966
MRV Engenharia e Participacoes SA	553,800	1,215,035
Multiplus SA	91,200	860,767
Natura Cosmeticos SA	82,900	492,214
Odontoprev SA	579,500	1,384,209
Oi SA ADR(1)	315,800	146,373
Oi SA, PFC Shares(1)	888,684	438,024

Security	Shares	Value

Brazil (continued)
PDG Realty SA Empreendimentos e Participacoes(1)	26,432	$10,890
Petroleo Brasileiro SA(1)	275,200	596,136
Petroleo Brasileiro SA ADR(1)	187,400	637,160
Petroleo Brasileiro SA, PFC Shares(1)	2,589,800	4,385,886
Prumo Logistica SA(1)	82,880	199,017
Qualicorp SA	577,500	2,062,578
Randon SA Implementos e Participacoes, PFC Shares	198,512	122,933
Rumo Logistica Operadora Multimodal SA(1)	6,160	9,716
Suzano Papel e Celulose SA, PFC Shares	371,100	1,753,140
Telefonica Brasil SA ADR	298,900	2,699,067
Telefonica Brasil SA, PFC Shares	214,905	1,941,954
Tim Participacoes SA	1,725,444	2,991,860
Totvs SA	238,900	1,873,761
Tractebel Energia SA	222,400	1,882,635
Transmissora Alianca de Energia Electrica SA	166,500	704,929
Ultrapar Participacoes SA	333,048	5,088,847
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	226,900	88,896
Vale SA ADR, PFC Shares	337,600	860,880
Vale SA, PFC Shares	1,863,092	4,826,968
Weg SA	903,920	3,415,761

		$134,891,343

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$68,616
Bulgartabak Holding	3,450	118,670
CB First Investment Bank AD(1)	54,000	64,832
Chimimport AD(1)	825,588	624,919
Corporate Commercial Bank AD(1)	19,900	3,626
Industrial Holding Bulgaria PLC(1)	576,865	296,207
Olovno Tzinkov Komplex AD(1)(2)	33,800	0
Petrol AD(1)	76,205	24,192
Sopharma AD(1)	303,500	461,558

		$1,662,620

Chile — 3.0%
AES Gener SA	2,989,659	$1,328,672
Aguas Andinas SA, Series A	3,986,694	2,031,157
Almendral SA	7,092,000	470,425
Antarchile SA, Series A	114,800	1,069,324
Banco de Chile	33,756,375	3,462,534
Banco de Chile ADR	3,854	228,966
Banco de Credito e Inversiones	67,270	2,544,366
Banco Santander Chile SA ADR	166,549	2,937,924
Banmedica SA	286,194	412,391

7	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)
Besalco SA	823,600	$271,445
Bupa Chile SA, PFC Shares	544,215	435,681
Cap SA	186,746	450,709
Cencosud SA	2,695,001	5,336,297
Cia Cervecerias Unidas SA ADR	142,500	3,086,550
Cia Sud Americana de Vapores SA(1)	10,829,733	209,393
Colbun SA	7,618,309	1,826,627
Corpbanca SA	176,030,600	1,416,075
Corpbanca SA ADR	32,766	383,362
E.CL SA	253,400	348,682
Embotelladora Andina SA, Series A ADR	25,100	408,628
Embotelladora Andina SA, Series A, PFC Shares	202,478	558,660
Embotelladora Andina SA, Series B ADR	49,672	864,790
Empresa Nacional de Electricidad SA ADR	73,959	2,740,921
Empresa Nacional de Telecomunicaciones SA	323,187	2,895,574
Empresas CMPC SA	2,309,849	4,939,105
Empresas Copec SA	1,098,567	9,349,045
Enersis SA	5,906,203	1,425,371
Enersis SA ADR	140,171	1,703,078
Forus SA	64,662	159,702
Inversiones Aguas Metropolitanas SA	687,000	967,633
Latam Airlines Group SA(1)	181,573	957,630
Latam Airlines Group SA ADR(1)	300,348	1,618,876
Latam Airlines Group SA BDR(1)	29,520	114,013
Masisa SA	5,792,050	141,335
Parque Arauco SA	1,000,352	1,581,227
Quinenco SA	490,001	864,500
Ripley Corp. SA	1,626,000	674,394
S.A.C.I. Falabella	1,591,442	10,152,024
Salfacorp SA	1,303,900	690,079
Sigdo Koppers SA	879,641	1,042,817
Sociedad Matriz SAAM SA	6,677,681	422,680
Sociedad Quimica y Minera de Chile SA, Series A	20,950	539,598
Sociedad Quimica y Minera de Chile SA, Series B ADR	196,100	3,727,861
Sonda SA	2,937,360	5,385,049
Vina Concha y Toro SA	146,373	219,799
Vina Concha y Toro SA ADR	26,701	795,690

		$83,190,659

China — 9.0%
Agile Property Holdings, Ltd.	486,000	$269,778
Agricultural Bank of China, Ltd., Class H	1,705,000	693,850
Air China, Ltd., Class H	1,770,000	1,390,477
Aluminum Corp. of China, Ltd., Class H(1)	2,306,000	759,916
Angang Steel Co., Ltd., Class H	1,148,000	461,893

Security	Shares	Value

China (continued)
Anhui Conch Cement Co., Ltd., Class H	1,014,000	$2,710,499
ANTA Sports Products, Ltd.	887,000	2,424,937
Baidu, Inc. ADR(1)	29,700	5,614,488
Bank of China, Ltd., Class H	5,324,000	2,362,329
Bank of Communications, Ltd., Class H	2,201,300	1,543,720
BBMG Corp., Class H	1,134,500	767,791
Beijing Capital International Airport Co., Ltd., Class H	596,000	640,136
Beijing Enterprises Holdings, Ltd.	223,500	1,348,753
Beijing Enterprises Water Group, Ltd.	916,000	641,249
BOE Technology Group Co., Ltd., Class B	1,686,360	498,909
BYD Co., Ltd., Class H(1)	575,000	3,140,206
China Agri-Industries Holdings, Ltd.(1)	2,380,000	811,909
China Bluechemical, Ltd., Class H	1,348,000	364,932
China Cinda Asset Management Co., Ltd., Class H	3,202,000	1,182,631
China CITIC Bank Corp., Ltd., Class H(1)	1,627,000	1,048,622
China Coal Energy Co., Ltd., Class H	2,861,000	1,088,866
China Communications Construction Co., Ltd., Class H	1,677,000	1,697,004
China Communications Services Corp., Ltd., Class H	2,166,000	813,002
China Construction Bank Corp., Class H	6,290,580	4,291,104
China COSCO Holdings Co., Ltd., Class H(1)	2,729,150	1,302,799
China Dongxiang (Group) Co., Ltd.	3,981,000	947,440
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	815,998
China Everbright International, Ltd.	1,156,000	1,476,668
China Everbright, Ltd.	456,000	1,042,684
China Gas Holdings, Ltd.	546,000	785,939
China High Speed Transmission Equipment Group Co., Ltd.(1)	672,000	537,875
China International Marine Containers Co., Ltd., Class B	413,812	753,274
China Life Insurance Co., Ltd., Class H	654,000	2,103,659
China Longyuan Power Group Corp., Ltd., Class H	2,413,000	1,814,525
China Mengniu Dairy Co., Ltd.	1,600,000	2,597,345
China Merchants Bank Co., Ltd., Class H	332,500	779,179
China Merchants Holdings (International) Co., Ltd.	790,000	2,498,668
China Merchants Shekou Industrial Zone Co., Ltd.(1)	935,251	3,004,396
China Minsheng Banking Corp., Ltd., Class H	864,100	854,653
China Mobile, Ltd.	2,309,900	26,000,458
China National Building Material Co., Ltd., Class H	2,156,000	1,028,391
China Oilfield Services, Ltd., Class H	756,000	651,583
China Overseas Land & Investment, Ltd.	376,360	1,305,428
China Pacific Insurance (Group) Co., Ltd., Class H	282,800	1,155,508
China Petroleum & Chemical Corp., Class H	12,211,800	7,349,156
China Pharmaceutical Group, Ltd.	2,036,000	2,075,718
China Railway Construction Corp., Ltd., Class H	947,500	1,168,579
China Railway Group, Ltd., Class H	2,265,000	1,714,038

8	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
China Resources Beer Holdings Co., Ltd.	688,000	$1,469,743
China Resources Land, Ltd.	291,111	842,388
China Resources Power Holdings Co., Ltd.	1,443,000	2,780,677
China Shenhua Energy Co., Ltd., Class H	1,654,500	2,587,745
China Shipping Container Lines Co., Ltd., Class H(1)	3,803,000	1,051,677
China Shipping Development Co., Ltd., Class H	1,778,000	1,177,820
China Southern Airlines Co., Ltd., Class H	2,064,500	1,591,524
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	852,025
China Telecom Corp., Ltd., Class H	7,572,000	3,532,088
China Travel International Investment Hong Kong, Ltd.	1,660,000	694,285
China Unicom (Hong Kong), Ltd.	2,590,290	3,132,390
China Vanke Co., Ltd., Class H	102,117	303,492
China Yurun Food Group, Ltd.(1)	926,000	195,995
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	2,865,399
CITIC, Ltd.	628,000	1,108,929
CNOOC, Ltd.	7,777,500	8,094,630
Cosco Pacific, Ltd.	1,128,000	1,239,932
Country Garden Holdings Co., Ltd.	1,582,000	644,757
Ctrip.com International, Ltd. ADR(1)	128,600	5,958,038
Datang International Power Generation Co., Ltd., Class H	3,276,000	995,957
Dazhong Transportation Group Co., Ltd., Class B	633,875	809,400
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,324,546
Golden Eagle Retail Group, Ltd.	516,000	622,685
Great Wall Motor Co., Ltd., Class H	2,510,250	2,905,826
Guangdong Investment, Ltd.	2,088,000	2,937,988
Guangzhou Automobile Group Co., Ltd., Class H	1,750,857	1,555,536
Guangzhou R&F Properties Co., Ltd., Class H	670,400	821,986
Hangzhou Steam Turbine Co., Ltd., Class B(2)	426,359	0
Hengan International Group Co., Ltd.	248,000	2,328,256
Huaneng Power International, Inc., Class H	3,084,000	2,644,749
Industrial & Commercial Bank of China, Ltd., Class H	4,715,000	2,826,257
Inner Mongolia Eerduosi Resources Co., Ltd., Class B	392,000	387,037
Inner Mongolia Yitai Coal Co., Ltd., Class B	424,000	385,388
Jiangsu Expressway Co., Ltd., Class H	796,000	1,068,320
Jiangxi Copper Co., Ltd., Class H	1,055,000	1,245,233
Kingboard Chemical Holdings, Ltd.	421,200	668,990
Kunlun Energy Co., Ltd.	1,678,000	1,489,912
Lee & Man Paper Manufacturing, Ltd.	876,000	486,123
Lenovo Group, Ltd.	2,596,000	2,619,864
Li Ning Co., Ltd.(1)	1,892,312	1,020,543
Lonking Holdings, Ltd.	2,438,000	353,440
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	295,834
Mindray Medical International, Ltd. ADR	83,200	2,256,384
NetEase, Inc. ADR	11,000	1,993,640
New Oriental Education & Technology Group, Inc. ADR	135,000	4,234,950

Security	Shares	Value

China (continued)
Nine Dragons Paper Holdings, Ltd.	1,412,000	$829,157
Parkson Retail Group, Ltd.	1,024,000	132,980
PetroChina Co., Ltd., Class H	10,100,300	6,625,082
PICC Property & Casualty Co., Ltd., Class H	342,000	675,817
Ping An Insurance (Group) Co. of China, Ltd., Class H	297,500	1,636,808
Poly Property Group Co., Ltd.	970,000	313,490
Qingling Motors Co., Ltd., Class H	1,448,966	449,857
Semiconductor Manufacturing International Corp.(1)	12,412,000	1,262,238
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,712,000	1,179,412
Shanghai Diesel Engine Co., Ltd., Class B	854,400	793,147
Shanghai Electric Group Co., Ltd., Class H	1,644,000	865,951
Shanghai Haixin Group Co., Ltd., Class B(2)	545,000	494,221
Shanghai Industrial Holdings, Ltd.	291,000	761,545
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	2,066,514
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	512,512
Shimao Property Holdings, Ltd.	532,000	940,510
Sihuan Pharmaceutical Holdings Group, Ltd.(2)	5,255,000	0
SINA Corp.(1)	25,700	1,269,580
Sino Biopharmaceutical, Ltd.	3,540,000	3,191,504
Sino-Ocean Land Holdings, Ltd.	1,370,500	873,847
Sinopec Oilfield Service Corp., Class H(1)	4,801,500	1,246,958
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	3,136,000	1,240,308
Sinopharm Group Co., Ltd., Class H	975,600	3,894,813
Sohu.com, Inc.(1)	8,700	497,553
Tencent Holdings, Ltd.	727,800	14,268,990
Tingyi (Cayman Islands) Holding Corp.	1,184,000	1,688,169
Travelsky Technology, Ltd., Class H	1,218,000	2,000,483
Tsingtao Brewery Co., Ltd., Class H	874,000	3,937,140
Want Want China Holdings, Ltd.	3,531,000	2,620,659
Weichai Power Co., Ltd., Class H	453,600	500,113
Wumart Stores, Inc., Class H(1)	832,000	661,098
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,276,302
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	488,546
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	689,988
Zhejiang Expressway Co., Ltd., Class H	870,000	1,039,513
Zhuzhou CSR Times Electric Co., Ltd., Class H	288,000	1,662,613
Zijin Mining Group Co., Ltd., Class H	3,148,000	828,169
ZTE Corp., Class H	708,739	1,607,080

		$244,756,007

Colombia — 1.4%
Almacenes Exito SA	569,955	$2,423,812
Avianca Holdings SA, PFC Shares	614,449	328,080
Banco Davivienda SA, PFC Shares	190,600	1,308,893

9	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Colombia (continued)
Banco de Bogota SA	69,328	$1,272,779
Bancolombia SA	86,292	570,296
Bancolombia SA ADR, PFC Shares	127,200	3,402,600
Bolsa de Valores de Colombia	85,691,900	458,895
Celsia SA ESP	833,260	734,959
Cementos Argos SA	509,458	1,559,909
Cementos Argos SA, PFC Shares	190,626	564,462
Cemex Latam Holdings SA(1)	266,452	864,532
Corporacion Financiera Colombiana SA	154,506	1,892,327
Corporacion Financiera Colombiana SA-ND(1)	1,433	16,761
Ecopetrol SA	4,549,600	1,590,819
Ecopetrol SA ADR	425,800	2,984,858
Empresa de Energia de Bogota SA	2,602,208	1,409,922
Empresa de Telecommunicaciones de Bogota SA	2,267,738	370,753
Fabricato SA(1)	34,115,900	162,278
Grupo Argos SA	466,160	2,378,892
Grupo Argos SA, PFC Shares	147,122	708,151
Grupo Aval Acciones y Valores SA	1,723,100	594,360
Grupo Aval Acciones y Valores SA, PFC Shares	3,247,601	1,115,100
Grupo de Inversiones Suramericana SA	365,800	4,113,738
Grupo Nutresa SA	414,015	2,950,077
Grupo Odinsa SA(1)	53,817	140,709
Interconexion Electrica SA	945,400	2,197,843
ISAGEN SA ESP	2,021,151	2,164,723
Organizacion Terpel SA	13,768	36,691

		$38,317,219

Croatia — 0.8%
AD Plastik DD(1)	51,587	$719,830
Adris Grupa DD, PFC Shares	45,976	2,389,729
Atlantic Grupa DD	16,581	1,964,982
Atlantska Plovidba DD(1)	15,437	320,790
Ericsson Nikola Tesla DD	5,610	832,767
Hrvatski Telekom DD	376,984	7,740,389
Koncar-Elektroindustrija DD	7,227	687,036
Kras DD	3,067	215,743
Ledo DD	1,749	2,238,259
Petrokemija DD(1)	17,450	32,763
Podravka Prehrambena Industrija DD(1)	55,523	2,636,785
Privredna Banka Zagreb DD	3,310	281,514
Valamar Riviera DD	685,752	2,339,645
Zagrebacka Banka DD	30,550	160,386

		$22,560,618

Security	Shares	Value

Czech Republic — 1.4%
CEZ AS	716,870	$12,784,676
Komercni Banka AS	84,191	16,714,502
New World Resources PLC, Class A(1)	860,500	3,473
Pegas Nonwovens SA	48,000	1,406,634
Philip Morris CR AS	6,810	3,288,801
Unipetrol AS(1)	500,500	3,218,282

		$37,416,368

Egypt — 1.5%
Alexandria Mineral Oils Co.	121,900	$390,283
Arab Cotton Ginning(1)	1,880,400	695,704
Citadel Capital SAE(1)	1,600,000	323,715
Commercial International Bank Egypt SAE	2,285,293	11,088,954
Eastern Tobacco	97,097	2,174,720
Egypt Kuwait Holding Co. SAE	1,277,058	663,669
Egyptian Financial & Industrial Co.	137,064	120,811
Egyptian Financial Group-Hermes Holding Co.(1)	1,822,174	2,027,895
Egyptian International Pharmaceuticals EIPICO	153,932	1,418,501
Egyptian Resorts Co.(1)	4,213,900	451,265
El Ezz Aldekhela Steel Alexandria(1)	4,750	180,093
ElSewedy Electric Co.	384,121	1,777,470
Ezz Steel(1)	1,677,500	1,915,795
Ghabbour Auto(1)	345,862	151,860
Global Telecom Holding SAE(1)	9,908,210	2,594,621
Juhayna Food Industries	2,665,536	2,724,826
Maridive & Oil Services SAE(1)	787,652	235,489
Medinet Nasr for Housing and Development SAE(1)	460,182	1,601,200
Misr Cement (Qena)	18,251	199,499
Nile Cotton Ginning Co.(1)(2)	125,000	0
Orascom Telecom Media and Technology Holding SAE(1)	13,585,310	1,232,166
Oriental Weavers Co.	1,278,405	1,280,994
Pioneers Holding(1)	734,900	702,656
Sidi Kerir Petrochemicals Co.	957,400	1,384,787
Six of October Development & Investment Co.(1)	275,153	332,230
South Valley Cement(1)	485,000	256,609
Suez Cement Co.	138,000	389,057
Talaat Moustafa Group	3,963,160	3,234,090
Telecom Egypt	1,449,600	1,187,735

		$40,736,694

Estonia — 0.3%
AS Baltika(1)	226,000	$83,759
AS Merko Ehitus	75,000	689,448
AS Tallink Grupp	5,354,470	4,977,779

10	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Estonia (continued)
AS Tallinna Kaubamaja Grupp	202,800	$1,484,718
AS Tallinna Vesi	35,235	528,435
Nordecon AS	223,282	255,575
Olympic Entertainment Group AS	803,899	1,558,584

		$9,578,298

Ghana — 0.2%
Aluworks Ghana, Ltd.(1)	5,176,100	$189,585
CAL Bank, Ltd.	4,406,554	1,156,341
Ghana Commercial Bank, Ltd.	1,384,370	1,377,141
Produce Buying Co., Ltd.(1)	650,000	16,896
Societe Generale Ghana, Ltd.(1)	814,000	170,988
Standard Chartered Bank of Ghana, Ltd.	242,700	1,038,512
Total Petroleum Ghana, Ltd.	20,964	28,058
Unilever Ghana, Ltd.(1)	249,000	554,410

		$4,531,931

Greece — 1.4%
Aegean Airlines SA	64,124	$474,799
Aegean Marine Petroleum Network, Inc.	90,611	757,508
Alpha Bank AE(1)	108,673	291,231
Athens Water Supply & Sewage Co. SA (The)	227,849	1,234,313
Costamare, Inc.	108,479	1,130,351
Diana Shipping, Inc.(1)	190,420	828,327
DryShips, Inc.(1)	1,438,000	250,068
Ellaktor SA(1)	292,801	459,714
Eurobank Ergasias SA(1)	119,755	134,161
FF Group	63,075	1,184,781
GasLog, Ltd.	111,416	924,753
GEK Terna Holding Real Estate Construction SA(1)	120,661	198,579
Hellenic Exchanges - Athens Stock Exchange SA	114,224	655,921
Hellenic Petroleum SA(1)	132,875	581,142
Hellenic Telecommunications Organization SA	777,120	7,777,439
Intralot SA(1)	260,400	330,292
JUMBO SA(1)	198,150	2,082,719
Marfin Investment Group Holdings SA(1)	485,263	37,379
Metka SA	43,400	338,161
Motor Oil (Hellas) Corinth Refineries SA	170,500	1,838,513
Mytilineos Holdings SA	452,870	1,801,503
National Bank of Greece SA(1)	126,296	46,688
Navios Maritime Acquisition Corp.	191,284	575,765
Navios Maritime Holdings, Inc.	87,850	153,737
OPAP SA	402,600	3,532,927
Public Power Corp. SA	914,808	3,845,689
StealthGas, Inc.(1)	81,587	279,843

Security	Shares	Value

Greece (continued)
Terna Energy SA	126,318	$337,182
Titan Cement Co. SA	220,407	4,209,445
Tsakos Energy Navigation, Ltd.	201,900	1,599,048
Viohalco SA(1)	184,517	320,658

		$38,212,636

Hungary — 1.9%
Magyar Telekom Telecommunications PLC(1)	4,030,434	$5,625,560
Magyar Telekom Telecommunications PLC ADR(1)	37,300	258,862
MOL Hungarian Oil & Gas Rt.	221,545	10,805,358
OTP Bank Rt.	916,700	18,848,596
Richter Gedeon Nyrt.	813,720	15,358,555

		$50,896,931

India — 5.9%
ABB India, Ltd.	33,400	$562,453
ACC, Ltd.	54,200	1,117,489
Adani Enterprises, Ltd.	119,200	149,959
Adani Ports and Special Economic Zone, Ltd.	719,546	2,826,914
Adani Power, Ltd.(1)	518,864	253,163
Aditya Birla Nuvo, Ltd.	26,506	859,923
Ambuja Cements, Ltd.	566,900	1,737,468
Apollo Hospitals Enterprise, Ltd.	61,400	1,355,591
Ashok Leyland, Ltd.	820,626	1,085,674
Asian Paints, Ltd.	243,000	3,233,509
Axis Bank, Ltd.	157,800	1,065,941
Bajaj Auto, Ltd.	42,600	1,631,015
Bajaj Holdings & Investment, Ltd.	11,100	279,908
Balrampur Chini Mills, Ltd.(1)	262,700	277,383
Bharat Forge, Ltd.	43,136	579,045
Bharat Heavy Electricals, Ltd.	370,300	944,674
Bharat Petroleum Corp., Ltd.	61,200	821,721
Bharti Airtel, Ltd.	1,940,801	9,874,450
Biocon, Ltd.	78,400	612,228
Bosch, Ltd.	3,900	1,094,071
Cairn India, Ltd.	157,100	326,375
Century Textiles & Industries, Ltd.	50,000	450,669
Cipla, Ltd.	207,400	2,042,343
Coal India, Ltd.	372,500	1,838,222
Colgate-Palmolive (India), Ltd.	46,200	674,861
Container Corp. of India, Ltd.	69,900	1,385,947
Cummins India, Ltd.	79,700	1,232,790
Dabur India, Ltd.	278,000	1,158,815
Divi’s Laboratories, Ltd.	49,800	864,860
Dr. Reddy’s Laboratories, Ltd.	24,300	1,138,730

11	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
Dr. Reddy’s Laboratories, Ltd. ADR	12,700	$587,883
GAIL (India), Ltd.	418,540	2,371,938
GAIL (India), Ltd. GDR(3)	25,050	841,578
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	398,706
Glenmark Pharmaceuticals, Ltd.	114,000	1,579,978
Grasim Industries, Ltd. GDR(3)	13,300	752,302
Great Eastern Shipping Co., Ltd. (The)	56,700	315,736
HCL Technologies, Ltd.	193,371	2,502,351
HDFC Bank, Ltd.	198,400	4,033,460
Hero MotoCorp, Ltd.	51,542	2,086,939
Hindalco Industries, Ltd.	436,910	556,639
Hindustan Petroleum Corp., Ltd.	67,300	850,347
Hindustan Unilever, Ltd.	546,109	7,104,295
Hindustan Zinc, Ltd.	244,148	538,457
Housing Development Finance Corp., Ltd.	257,575	4,898,063
ICICI Bank, Ltd.	532,035	2,098,582
Idea Cellular, Ltd.	1,449,679	3,131,511
Indian Hotels Co., Ltd.(1)	173,820	304,511
Indian Oil Corp., Ltd.	221,900	1,431,891
Infosys, Ltd.	422,490	7,050,365
ITC, Ltd.	1,025,100	5,082,077
Jindal Steel & Power, Ltd.(1)	90,000	130,380
JSW Energy, Ltd.	1,158,270	1,484,869
JSW Steel, Ltd.	60,200	933,970
Kotak Mahindra Bank, Ltd.	204,617	2,203,217
Larsen & Toubro, Ltd.	112,578	2,166,537
Larsen & Toubro, Ltd. GDR(3)	72,000	1,390,803
LIC Housing Finance, Ltd.	62,800	482,870
Lupin, Ltd.	97,200	2,681,925
Mahindra & Mahindra, Ltd.	140,600	2,683,393
Maruti Suzuki India, Ltd.	43,700	3,042,037
Mphasis, Ltd.	37,500	280,128
Nestle India, Ltd.	12,100	1,061,768
NHPC, Ltd.	1,887,800	597,931
NTPC, Ltd.	2,100,300	4,598,084
Oil & Natural Gas Corp., Ltd.	625,242	2,263,207
Oracle Financial Services Software, Ltd.	4,000	224,912
Petronet LNG, Ltd.	216,300	834,563
Piramal Enterprises, Ltd.	41,782	636,911
Power Grid Corporation of India, Ltd.	1,419,700	3,034,024
Reliance Communications, Ltd.(1)	1,408,559	1,877,089
Reliance Industries, Ltd.	516,780	7,879,866
Reliance Infrastructure, Ltd.	171,400	1,411,031
Reliance Power, Ltd.	546,400	467,646
Siemens, Ltd.	72,300	1,312,972
State Bank of India GDR(3)	49,600	1,668,089

Security	Shares	Value

India (continued)
Steel Authority of India, Ltd.	60,000	$43,927
Sun Pharmaceutical Industries, Ltd.	378,100	4,671,195
Tata Chemicals, Ltd.	58,600	364,047
Tata Communications, Ltd.	47,000	308,091
Tata Consultancy Services, Ltd.	100,507	3,684,609
Tata Global Beverages, Ltd.	156,000	344,051
Tata Motors, Ltd.(1)	305,826	1,808,988
Tata Power Co., Ltd.	1,002,648	1,023,401
Tata Steel, Ltd.	149,900	582,993
Tech Mahindra, Ltd.	143,648	1,130,212
Titan Co., Ltd.	248,000	1,303,480
UltraTech Cement, Ltd.	58,091	2,430,106
United Spirits, Ltd.(1)	21,533	975,370
UPL, Ltd.	237,900	1,563,141
Vedanta, Ltd.	499,740	678,523
Voltas, Ltd.	224,100	1,098,889
Wipro, Ltd.	199,798	1,694,464
Zee Entertainment Enterprises, Ltd.	316,895	2,093,505

		$161,141,014

Indonesia — 3.1%
Adaro Energy Tbk PT	28,006,600	$1,034,923
AKR Corporindo Tbk PT	4,660,500	2,410,008
Aneka Tambang Persero Tbk PT(1)	8,587,500	194,229
Astra Argo Lestari Tbk PT	654,000	745,491
Astra International Tbk PT	16,668,000	7,179,784
Bank Central Asia Tbk PT	9,364,000	8,971,448
Bank Danamon Indonesia Tbk PT	3,237,181	748,627
Bank Mandiri Tbk PT	6,403,000	4,251,848
Bank Negara Indonesia Persero Tbk PT	7,849,000	2,810,081
Bank Pan Indonesia Tbk PT(1)	6,253,772	369,803
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	953,500	51,931
Bank Rakyat Indonesia Tbk PT	5,948,000	4,881,526
Charoen Pokphand Indonesia Tbk PT	4,000,700	745,509
Gudang Garam Tbk PT	498,500	1,978,505
Hanson International Tbk PT(1)	17,636,400	809,747
Indah Kiat Pulp & Paper Corp. Tbk PT	3,326,500	229,741
Indo Tambangraya Megah Tbk PT	1,269,200	523,950
Indocement Tunggal Prakarsa Tbk PT	2,045,500	3,280,178
Indofood CBP Sukses Makmur Tbk PT	1,273,000	1,231,509
Indofood Sukses Makmur Tbk PT	4,544,500	1,691,554
Indosat Tbk PT(1)	1,322,500	525,716
Jasa Marga (Persero) Tbk PT	3,247,500	1,221,706
Kalbe Farma Tbk PT	45,305,200	4,310,531
Lippo Karawaci Tbk PT	26,506,000	1,983,723

12	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (contined)
Matahari Putra Prima Tbk PT	5,148,000	$676,074
Medco Energi Internasional Tbk PT	698,500	40,037
Pembangunan Perumahan Persero Tbk PT	4,793,000	1,336,228
Perusahaan Gas Negara Persero Tbk	19,152,100	3,776,114
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	672,628
Semen Indonesia Persero Tbk PT	4,703,500	3,854,005
Sigmagold Inti Perkasa Tbk PT(1)	27,503,000	873,640
Surya Semesta Internusa Tbk PT	3,178,000	163,683
Tambang Batubara Bukit Asam Tbk PT	2,159,900	700,389
Telekomunikasi Indonesia Tbk PT	58,725,800	13,153,237
Unilever Indonesia Tbk PT	1,100,700	2,938,224
United Tractors Tbk PT	3,148,000	3,833,044
Vale Indonesia Tbk PT	4,748,000	557,248
Wijaya Karya Persero Tbk PT	6,352,000	1,205,409

		$85,962,028

Jordan — 0.8%
Al Eqbal Co. for Investment PLC	23,341	$573,063
Alia The Royal Jordanian Airlines PLC(1)	115,334	186,557
Arab Bank PLC	1,104,588	10,030,567
Arab Potash Co. PLC	71,074	2,083,938
Bank of Jordan	262,189	962,079
Cairo Amman Bank	86,860	311,760
Capital Bank of Jordan	607,125	854,330
Jordan Ahli Bank	271,280	478,605
Jordan Islamic Bank	120,628	603,150
Jordan Petroleum Refinery	344,825	2,064,569
Jordan Phosphate Mines(1)	84,500	651,155
Jordan Steel(1)	269,400	178,412
Jordan Telecommunications Co.	278,100	1,377,803
Jordanian Electric Power Co.	538,376	2,009,135
Union Land Development(1)	31,493	85,104

		$22,450,227

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR(3)	716,100	$3,551,997
KAZ Minerals PLC(1)	2,233,589	3,346,426
Kazkommertsbank JSC GDR(1)(3)	284,200	348,298
KazMunaiGas Exploration Production GDR(3)	632,226	4,708,799
Kcell JSC GDR(3)	544,503	2,195,969
Nostrum Oil & Gas PLC	178,200	1,054,815

		$15,206,304

Security	Shares	Value

Kenya — 0.8%
ARM Cement, Ltd.	1,677,000	$684,308
Bamburi Cement Co., Ltd.	460,041	784,524
Barclays Bank of Kenya, Ltd.	5,636,820	749,331
Centum Investment Co., Ltd.(1)	977,680	443,785
Co-operative Bank of Kenya, Ltd. (The)	5,182,660	911,694
East African Breweries, Ltd.	1,888,140	5,030,785
Equity Group Holdings, Ltd.	5,552,900	2,169,405
KenolKobil, Ltd.	3,645,800	341,847
Kenya Airways, Ltd.(1)	2,398,400	114,899
Kenya Commercial Bank, Ltd.	5,752,360	2,455,687
Kenya Electricity Generating Co., Ltd.	1,875,100	130,038
Kenya Power & Lighting, Ltd.	5,995,293	772,208
Nation Media Group, Ltd.	442,376	819,854
NIC Bank, Ltd.	852,975	360,742
Safaricom, Ltd.	30,869,900	4,910,450
Standard Chartered Bank Kenya, Ltd.	250,721	477,334

		$21,156,891

Kuwait — 1.5%
Abyaar Real Estate Development Co. KSC(1)	1,440,000	$137,267
Agility Public Warehousing Co. KSC	1,807,548	2,848,386
Ahli United Bank	278,810	485,770
Al Ahli Bank of Kuwait KSCP	122,180	150,448
Al-Mazaya Holding Co.	551,200	186,783
Boubyan Petrochemicals Co.	2,067,187	3,614,914
Burgan Bank SAK	921,028	1,167,760
Combined Group Contracting Co. KSC	137,658	357,184
Commercial Bank of Kuwait KSCP	937,950	1,543,890
Commercial Real Estate Co. KSCC	2,487,729	645,777
Gulf Bank(1)	1,477,708	1,263,847
Gulf Cable & Electrical Industries Co. KSCP	165,000	196,540
Kuwait Finance House KSCP	2,643,406	4,693,740
Kuwait Food Co. (Americana) SAK	512,500	3,380,447
Kuwait International Bank	818,000	608,686
Kuwait Pipes Industries & Oil Services Co.(1)(2)	800,000	0
Kuwait Portland Cement Co. KSC	202,125	719,745
Kuwait Projects Co. Holdings KSC	964,872	1,836,900
Kuwait Real Estate Co. KSC	1,720,000	304,715
Mabanee Co. SAK	961,253	2,969,366
Mobile Telecommunications Co.	4,387,600	5,051,335
National Bank of Kuwait SAK	2,557,243	6,731,717
National Industries Group Holding SAK	3,619,875	1,500,083
National Investment Co.	645,000	186,653
National Real Estate Co. KPSC(1)	659,614	186,344
Qurain Petrochemical Industries Co. KSC	1,460,000	903,555

13	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kuwait (continued)
Sultan Center Food Products Co.(1)	2,160,000	$481,655

		$42,153,507

Latvia — 0.0%(4)
Grindeks	12,000	$67,865
Latvian Shipping Co.(1)	96,000	45,647

		$113,512

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,491,652
Byblos Bank	838,110	1,358,597
Solidere, Class A	281,364	3,142,966
Solidere, Class B	5,626	62,333

		$6,055,548

Lithuania — 0.1%
Apranga PVA	363,680	$1,020,529
Invalda Privatus Kapitalas AB(1)(2)	32,177	0
Klaipedos Nafta AB	1,576,663	631,630
Lesto AB	338,936	342,555
Panevezio Statybos Trestas	323,592	325,359
Pieno Zvaigzdes	94,000	133,817
Rokiskio Suris(1)	177,000	273,011
Siauliu Bankas	1,032,958	333,859

		$3,060,760

Malaysia — 3.1%
Aeon Co. (M) Bhd	1,017,000	$645,285
Affin Holdings Bhd	236,000	128,534
Alliance Financial Group Bhd	330,800	273,892
AMMB Holdings Bhd	380,900	400,841
Axiata Group Bhd	1,796,275	2,676,873
Batu Kawan Bhd	100,300	408,644
Berjaya Corp. Bhd	2,498,100	217,610
Berjaya Sports Toto Bhd	468,894	332,869
Boustead Holdings Bhd	412,500	412,460
British American Tobacco Malaysia Bhd	109,600	1,429,496
Bumi Armada Bhd(1)	3,144,800	745,225
Bursa Malaysia Bhd	224,600	436,066
CIMB Group Holdings Bhd	992,766	1,046,758
Datasonic Group Bhd	1,594,400	517,538
Dialog Group Bhd	2,846,250	1,057,842
Digi.com Bhd	1,538,000	1,931,027
Felda Global Ventures Holdings Bhd	1,136,300	450,501

Security	Shares	Value

Malaysia (continued)
Gamuda Bhd	1,582,500	$1,714,206
Genting Bhd	1,560,000	2,660,602
Genting Malaysia Bhd	2,380,000	2,424,596
Genting Plantations Bhd	261,000	643,661
Globetronics Technology Bhd	90,100	136,203
Hartalega Holdings Bhd	443,000	612,235
Hong Leong Bank Bhd	167,700	522,554
Hong Leong Financial Group Bhd	136,200	441,757
IHH Healthcare Bhd	4,256,300	6,520,790
IJM Corp. Bhd	1,774,240	1,394,933
IOI Corp. Bhd	2,220,568	2,299,807
IOI Properties Group Bhd	842,484	440,473
KLCCP Stapled Group	250,000	410,226
KNM Group Bhd(1)	7,927,875	938,113
Kossan Rubber Industries	458,100	991,006
KPJ Healthcare Bhd	403,200	396,115
Kuala Lumpur Kepong Bhd	270,750	1,440,080
Kulim (Malaysia) Bhd	792,800	694,983
Lafarge Malaysia Bhd	895,660	1,851,612
Landmarks Bhd(1)	576,800	133,840
Magnum Bhd	617,940	360,979
Malayan Banking Bhd	992,786	1,938,725
Malaysian Resources Corp. Bhd	853,000	252,919
Maxis Bhd	1,255,300	1,983,453
Media Prima Bhd	567,300	167,877
MISC Bhd	314,240	683,166
MMC Corp. Bhd	662,000	301,276
Muhibbah Engineering (M) Bhd	1,581,000	812,071
My EG Services Bhd	2,962,200	2,965,789
Parkson Holdings Bhd(1)	713,599	167,506
Petronas Chemicals Group Bhd	3,233,300	5,461,549
Petronas Dagangan Bhd	526,600	3,051,461
Petronas Gas Bhd	268,500	1,420,263
PPB Group Bhd	357,300	1,319,081
Press Metal Bhd	930,000	451,301
Public Bank Bhd	312,898	1,348,219
RHB Capital Bhd	415,500	547,582
Sapurakencana Petroleum Bhd	6,435,352	3,019,196
Silverlake Axis, Ltd.	1,586,300	735,837
Sime Darby Bhd	1,499,709	2,694,728
Sunway Bhd	378,040	270,908
Sunway Real Estate Investment Trust	1,028,200	349,247
Supermax Corp. Bhd	1,466,700	1,104,549
Ta Ann Holdings Bhd	355,899	415,557
Tan Chong Motor Holdings Bhd	219,000	132,096
Telekom Malaysia Bhd	1,020,100	1,607,461

14	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)
Tenaga Nasional Bhd	1,724,331	$5,338,857
Top Glove Corp. Bhd	210,000	663,653
UEM Sunrise Bhd	1,112,200	288,995
UMW Holdings Bhd	549,600	1,005,364
UMW Oil & Gas Corp. Bhd	1,133,700	281,566
Unisem (M) Bhd	3,101,700	1,715,275
Wah Seong Corp. Bhd	697,402	154,581
YTL Corp. Bhd	2,626,518	958,315
YTL Power International Bhd	1,597,363	549,588

		$84,298,243

Mauritius — 0.8%
Alteo, Ltd.	352,391	$302,272
CIEL, Ltd.	2,019,231	371,852
CIM Financial Services, Ltd.	1,742,485	386,867
ENL Land, Ltd.(1)	484,800	622,129
Ireland Blyth, Ltd.	64,209	189,886
LUX Island Resorts, Ltd.	931,480	1,546,388
MCB Group, Ltd.	1,884,706	10,941,341
New Mauritius Hotels, Ltd.(1)	4,357,728	2,115,467
Rogers & Co., Ltd.	608,300	466,194
SBM Holdings, Ltd.	163,381,962	3,231,923
Terra Mauricia, Ltd.	1,146,500	912,452
United Basalt Products, Ltd.	187,150	392,643

		$21,479,414

Mexico — 6.1%
Alfa SAB de CV, Series A	5,949,820	$11,782,608
Alsea SAB de CV	1,445,200	5,030,465
America Movil SAB de CV, Series L	36,246,590	25,448,011
Arca Continental SAB de CV	288,500	1,752,477
Bolsa Mexicana de Valores SAB de CV	915,200	1,215,523
Cemex SAB de CV, Series CPO(1)	13,509,355	7,368,240
Coca-Cola Femsa SAB de CV, Series L	286,300	2,048,263
El Puerto de Liverpool SAB de CV	175,681	2,148,192
Empresas ICA SAB de CV(1)	2,075,736	426,360
Fibra Uno Administracion SA de CV	1,366,700	3,012,616
Fomento Economico Mexicano SAB de CV, Series UBD	1,110,500	10,359,813
Genomma Lab Internacional SAB de CV(1)	2,065,500	1,664,672
Gentera SAB de CV	2,673,100	5,141,621
Gruma SAB de CV, Class B	98,200	1,381,620
Grupo Aeroportuario del Pacifico SAB de CV, Class B	347,800	3,072,272
Grupo Aeroportuario del Sureste SAB de CV, Class B	254,009	3,598,528
Grupo Bimbo SAB de CV, Series A(1)	1,495,508	3,971,650
Grupo Carso SAB de CV, Series A1	1,023,400	4,275,424

Security	Shares	Value

Mexico (continued)
Grupo Comercial Chedraui SA de CV	208,900	$553,083
Grupo Elektra SAB de CV	140,026	3,036,788
Grupo Financiero Banorte SAB de CV, Class O	2,252,300	12,388,989
Grupo Financiero Inbursa SAB de CV, Class O	3,477,016	6,296,537
Grupo Mexico SAB de CV, Series B	3,211,035	6,854,506
Grupo Televisa SAB, Series CPO	3,289,671	18,013,070
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	1,809,619
Industrias CH SAB de CV, Series B(1)	194,112	634,106
Industrias Penoles SAB de CV	137,229	1,411,585
Infraestructura Energetica Nova SAB de CV	115,500	482,588
Kimberly-Clark de Mexico SAB de CV, Class A	944,910	2,204,580
Mexichem SAB de CV	1,478,407	3,318,899
Minera Frisco SAB de CV(1)	873,200	415,460
Organizacion Soriana SAB de CV, Class B(1)	166,700	382,062
Promotora y Operadora de Infraestructura SAB de CV(1)	416,700	4,906,250
Telesites SAB de CV(1)	1,812,329	1,181,965
Ternium SA ADR	70,322	874,102
TV Azteca SAB de CV, Series CPO	1,018,565	143,023
Wal-Mart de Mexico SAB de CV, Series V	3,059,664	7,722,614

		$166,328,181

Morocco — 0.8%
Attijariwafa Bank	114,300	$3,895,803
Banque Centrale Populaire	97,200	2,107,417
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,830	247,577
BMCE Bank	89,576	1,933,563
Delta Holding SA	35,000	69,854
Douja Promotion Groupe Addoha SA	232,801	557,190
Holcim Maroc SA	6,422	1,115,092
Label Vie	3,700	439,937
Managem	7,900	549,199
Maroc Telecom	531,071	5,980,330
Samir(1)(2)	19,247	124,060
Societe Lafarge Ciments SA	11,351	1,852,670
Sonasid	5,872	248,479
Taqa Morocco	26,192	1,508,342
Wafa Assurance	2,881	949,151

		$21,578,664

Nigeria — 0.8%
Access Bank PLC	14,469,911	$351,344
Afriland Properties PLC(1)(2)	1,112,557	0

15	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Nigeria (continued)
Ashaka Cem PLC	105	$13
Dangote Cement PLC	2,191,891	1,871,290
Dangote Sugar Refinery PLC	4,385,654	139,056
Diamond Bank PLC	12,314,600	141,791
Ecobank Transnational, Inc.(1)	11,886,485	1,003,672
FBN Holdings PLC	27,727,599	712,566
FCMB Group PLC	21,258,724	177,162
Fidelity Bank PLC	15,112,844	113,835
Flour Mills of Nigeria PLC	1,874,895	188,036
Forte Oil PLC	2,086,402	3,281,585
Guaranty Trust Bank PLC	20,343,994	1,854,486
Guiness Nigeria PLC	856,034	516,228
Lafarge Africa PLC	3,543,429	1,727,281
Lekoil, Ltd.(1)	1,110,205	303,529
Nestle Nigeria PLC	388,412	1,689,112
Nigerian Breweries PLC	4,077,383	2,783,538
Oando PLC(1)	14,592,401	432,110
PZ Cussons Nigeria PLC	950,083	116,931
SEPLAT Petroleum Development Co. PLC(5)	728,540	791,637
Skye Bank PLC(1)	17,576,580	139,588
Stanbic IBTC Holdings PLC	1,857,245	154,061
Transnational Corp. of Nigeria PLC	21,270,832	162,100
UAC of Nigeria PLC	4,061,181	419,825
Unilever Nigeria PLC	2,074,728	427,962
United Bank for Africa PLC	25,390,531	430,364
Zenith Bank PLC	21,731,635	1,535,375

		$21,464,477

Oman — 0.8%
Al Anwar Ceramic Tiles Co.	166,191	$130,491
Al Maha Petroleum Products Marketing Co., LLC	36,500	170,436
Bank Dhofar SAOG	1,671,094	927,819
Bank Muscat SAOG	2,843,573	3,448,777
Bank Sohar SAOG	3,951,100	1,607,304
Dhofar International Development & Investment Holding SAOG	316,407	325,887
Galfar Engineering & Contracting SAOG(1)	1,569,283	280,364
HSBC Bank Oman SAOG	2,331,977	605,145
National Bank of Oman SAOG	2,310,358	1,596,460
Oman Cables Industry SAOG	112,400	495,951
Oman Cement Co. SAOG	956,735	1,142,916
Oman Flour Mills Co. SAOG	543,700	607,372
Oman Telecommunications Co. SAOG	1,247,060	5,030,839
Omani Qatari Telecommunications Co. SAOG	671,100	1,232,046
Ominvest	1,210,489	1,386,493
Raysut Cement Co. SAOG	523,326	1,371,454

Security	Shares	Value

Oman (continued)
Renaissance Services SAOG	1,561,017	$660,618
Sembcorp Salalah Power & Water Co.	41,400	263,421
Shell Oman Marketing Co. SAOG	66,100	343,195

		$21,626,988

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	265,644	$142,856
Attock Petroleum, Ltd.	118,800	572,825
Bank Alfalah, Ltd.	664,394	185,456
D.G. Khan Cement Co., Ltd.	528,320	741,595
Engro Corp., Ltd.	449,816	1,199,790
Engro Foods, Ltd.(1)	231,200	323,496
Fauji Fertilizer Bin Qasim, Ltd.	841,000	422,477
Fauji Fertilizer Co., Ltd.	1,214,414	1,365,900
Habib Bank, Ltd.	265,733	507,201
Hub Power Co., Ltd.	3,400,900	3,325,178
Kot Addu Power Co., Ltd.	1,343,500	1,039,156
Lucky Cement, Ltd.	318,400	1,496,996
MCB Bank, Ltd.	1,725,325	3,592,257
Millat Tractors, Ltd.	54,329	286,901
National Bank of Pakistan	1,144,026	589,263
Nishat Mills, Ltd.	837,980	755,712
Oil & Gas Development Co., Ltd.	1,047,100	1,177,548
Pakistan Oil Fields, Ltd.	210,200	540,144
Pakistan Petroleum, Ltd.	889,502	1,035,142
Pakistan State Oil Co., Ltd.	358,747	1,116,412
Pakistan Telecommunication Co., Ltd.	2,767,500	435,005
United Bank, Ltd.	371,925	551,225

		$21,402,535

Panama — 0.3%
Copa Holdings SA, Class A	152,000	$7,335,520

		$7,335,520

Peru — 1.5%
Alicorp SAA(1)	3,644,860	$6,164,612
Banco Continental SA	517,296	421,169
Cementos Pacasmayo SAA	382,900	560,697
Cia de Minas Buenaventura SA	82,880	339,821
Cia de Minas Buenaventura SA ADR	419,276	1,794,501
Cia Minera Milpo SA	963,264	451,376
Credicorp, Ltd.	114,496	11,142,751
Edegel SA	2,765,417	2,166,493
Ferreycorp SAA	4,563,937	1,804,456
Grana y Montero SAA	1,808,690	1,043,526

16	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Peru (continued)
Intercorp Financial Services, Inc.	61,100	$1,390,025
Luz del Sur SAA	185,800	497,897
Minsur SA	1,614,173	241,098
Refineria La Pampilla SA Relapasa(1)	681,460	22,951
Sociedad Minera Cerro Verde SAA(1)	47,600	690,200
Sociedad Minera el Brocal SA(1)	32,370	47,401
Southern Copper Corp.	404,355	10,561,753
Union Andina de Cementos SAA	278,400	138,609
Volcan Cia Minera SAA, Class B	4,997,478	278,085

		$39,757,421

Philippines — 3.3%
Aboitiz Equity Ventures, Inc.	3,304,400	$4,053,589
Aboitiz Power Corp.	3,996,400	3,538,109
Alliance Global Group, Inc.	4,258,400	1,451,463
Ayala Corp.	201,738	3,233,201
Ayala Land, Inc.	4,584,708	3,351,296
Ayala Land, Inc., PFC Shares(2)	3,534,608	0
Bank of the Philippine Islands	1,291,856	2,300,904
BDO Unibank, Inc.	1,170,320	2,601,440
Bloomberry Resorts Corp.	11,682,500	1,124,067
Cosco Capital, Inc.	1,868,100	325,283
D&L Industries, Inc.	3,610,400	701,097
DMCI Holdings, Inc.	2,556,500	747,543
Emperador, Inc.	3,420,000	649,856
Energy Development Corp.	16,975,650	2,229,731
Filinvest Land, Inc.	16,105,546	618,771
First Gen Corp.	2,648,860	1,271,412
First Philippine Holdings Corp.	403,650	557,408
Globe Telecom, Inc.	60,375	2,371,708
GMA Holdings, Inc. PDR	1,242,100	189,867
GT Capital Holdings, Inc.	54,000	1,512,840
International Container Terminal Services, Inc.	551,900	822,061
JG Summit Holding, Inc.	2,641,000	4,109,908
Jollibee Foods Corp.	1,191,420	5,530,804
Lopez Holdings Corp.	10,209,700	1,431,451
LT Group, Inc.	2,842,900	893,986
Manila Electric Co.	464,684	3,155,895
Manila Water Co.	1,474,000	776,588
Megaworld Corp.	10,700,000	963,980
Melco Crown Philippines Resorts Corp.(1)	5,609,200	271,500
Metro Pacific Investments Corp.	10,567,300	1,165,779
Metropolitan Bank & Trust Co.	1,196,823	2,041,440
Nickel Asia Corp.	9,129,938	1,208,227
Pepsi-Cola Products Philippines, Inc.	1,198,000	93,485

Security	Shares	Value

Philippines (continued)
Petron Corp.	3,768,200	$557,720
Philex Mining Corp.	3,645,900	340,834
Philippine Long Distance Telephone Co.	188,575	8,244,124
Puregold Price Club, Inc.	1,403,900	1,035,154
Robinsons Land Corp.	1,290,000	754,077
Robinsons Retail Holdings, Inc.	841,690	1,127,679
San Miguel Corp.	484,300	513,295
Semirara Mining & Power Co.	1,211,910	3,508,396
SM Investments Corp.	279,290	5,101,930
SM Prime Holdings, Inc.	7,654,550	3,520,029
SSI Group, Inc.(1)	2,093,000	153,267
Travellers International Hotel Group, Inc.	3,644,200	339,314
Universal Robina Corp.	2,096,040	8,271,045
Vista Land & Lifescapes, Inc.	6,128,000	672,801

		$89,434,354

Poland — 2.9%
Agora SA(1)	64,445	$207,061
AmRest Holdings SE(1)	30,208	1,447,331
Asseco Poland SA	286,470	4,122,598
Bank Handlowy w Warszawie SA	44,485	812,772
Bank Millennium SA(1)	697,490	987,974
Bank Pekao SA	142,785	5,214,906
Boryszew SA	350,000	418,452
Budimex SA	50,276	2,479,417
CCC SA	45,300	1,594,685
Ciech SA(1)	19,100	417,904
Cyfrowy Polsat SA(1)	709,480	3,771,302
Eurocash SA	288,203	3,551,666
Getin Holding SA(1)	392,795	121,858
Getin Noble Bank SA(1)	1,591,418	242,972
Grupa Azoty SA(1)	6,800	172,177
Grupa Lotos SA(1)	176,940	1,217,094
Integer.pl SA(1)	3,251	68,746
Jastrzebska Spolka Weglowa SA(1)	164,577	445,161
KGHM Polska Miedz SA	287,171	4,632,120
KOPEX SA	104,700	99,841
KRUK SA	6,083	269,630
LPP SA	2,402	3,394,286
Lubelski Wegiel Bogdanka SA	10,688	90,260
mBank SA(1)	24,950	1,992,516
Netia SA	610,010	840,620
Orange Polska SA	2,339,445	3,906,053
Orbis SA	138,180	2,171,336
PGE SA	2,045,800	6,632,627
PKP Cargo SA	5,094	88,205

17	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Poland (continued)
Polski Koncern Naftowy Orlen SA	502,664	$8,652,992
Polskie Gornictwo Naftowe i Gazownictwo SA	2,342,566	3,057,436
Powszechna Kasa Oszczednosci Bank Polski SA(1)	968,082	6,723,946
Powszechny Zaklad Ubezpieczen SA	691,000	5,961,247
Tauron Polska Energia SA	2,765,200	2,025,943

		$77,833,134

Qatar — 1.5%
Al Meera Consumer Goods Co.	16,300	$982,241
Barwa Real Estate Co.	134,737	1,474,167
Doha Bank QSC	79,773	972,277
Gulf International Services QSC	169,144	2,380,028
Industries Qatar	204,177	6,209,873
Masraf Al Rayan QSC	348,259	3,586,686
Ooredoo QSC	124,495	2,559,788
Qatar Electricity & Water Co. QSC	50,080	2,976,670
Qatar Gas Transport Co., Ltd.	496,791	3,181,258
Qatar Insurance Co.	60,875	1,374,347
Qatar International Islamic Bank	32,210	567,381
Qatar Islamic Bank	69,898	2,042,011
Qatar National Bank SAQ	136,786	6,560,757
Qatar National Cement Co. QSC	13,814	386,184
Qatar Navigation QSC	55,051	1,434,045
United Development Co. QSC	183,252	1,041,647
Vodafone Qatar QSC	694,900	2,414,249

		$40,143,609

Romania — 0.8%
Antibiotice SA	1,843,129	$235,369
Banca Transilvania(1)	17,560,272	10,252,724
BRD-Groupe Societe Generale SA(1)	1,373,534	3,997,104
OMV Petrom SA	43,591,503	3,040,718
Societatea Nationala de Gaze Naturale ROMGAZ SA	342,084	2,236,255
Societatea Nationala Nuclearelectrica SA	322,130	497,876
Transelectrica SA	140,400	985,164
Transgaz SA Medias	14,233	947,587

		$22,192,797

Russia — 6.0%
Aeroflot - Russian Airlines PJSC(1)	597,030	$459,782
AK Transneft OAO, PFC Shares	1,581	4,206,747
Alrosa PAO	1,517,000	1,164,695
CTC Media, Inc.	217,400	402,190
E.ON Russia JSC	4,102,000	178,937
Evraz PLC(1)	772,698	833,556

Security	Shares	Value

Russia (continued)
Federal Grid Co. Unified Energy System PJSC	1,285,220,600	$1,034,603
Gazprom PAO ADR	4,533,667	16,857,262
Global Ports Investments PLC GDR(1)(3)	30,769	99,347
Globaltrans Investment PLC GDR(1)(3)	143,453	653,512
Inter RAO UES PJSC	1	0
Lenta, Ltd. GDR(1)(3)	206,121	1,397,951
Lukoil PJSC ADR	342,927	11,101,016
Magnit PJSC	106,165	16,271,737
Mail.ru Group, Ltd. GDR(1)(3)	271,939	6,081,400
MegaFon PJSC GDR(3)	118,415	1,377,540
MMC Norilsk Nickel PJSC ADR	872,917	11,062,270
Mobile TeleSystems PJSC	3,116,003	8,986,466
Mobile TeleSystems PJSC ADR	101,500	627,270
Moscow Exchange MICEX-RTS PJSC	1,549,210	1,940,311
Mosenergo PAO	12,772,962	143,403
NovaTek OAO GDR(3)	63,100	5,197,220
Novolipetsk Steel OJSC GDR(3)	130,402	1,109,755
PhosAgro OAO GDR(3)	77,473	993,664
PIK Group PJSC(1)	113,450	340,684
PIK Group PJSC GDR(3)	100,000	290,602
Polymetal International PLC	367,589	3,145,355
QIWI PLC ADR	72,100	1,294,195
Rosneft OAO GDR(3)	951,124	3,315,426
Rosseti PJSC(1)	78,782,500	498,927
Rostelecom PJSC	253,968	315,956
Rostelecom PJSC ADR	31,284	231,095
RusHydro PJSC	167,096,952	1,535,422
Sberbank of Russia PJSC	11,759,800	16,327,427
Severstal PAO GDR(3)	353,123	2,950,329
Sistema JSFC	5,094,100	1,230,569
Sistema JSFC GDR(3)	166,806	982,034
Surgutneftegas OAO ADR	944,396	4,380,354
Surgutneftegas OAO ADR, PFC Shares	229,600	1,366,120
Surgutneftegas OAO, PFC Shares	4,026,217	2,437,031
Tatneft PAO ADR	179,918	4,758,343
VimpelCom, Ltd. ADR	976,630	3,203,346
VTB Bank PJSC GDR(3)	3,025,174	6,368,134
X5 Retail Group NV GDR(1)(3)	296,727	5,632,912
Yandex NV, Class A(1)	624,100	9,810,852

		$162,595,747

Slovenia — 0.8%
Cinkarna Celje DD	4,134	$338,931
Gorenje DD	120,554	601,425
KRKA DD	146,474	10,365,809
Luka Koper	34,436	860,876

18	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Slovenia (continued)
Petrol	15,934	$4,417,024
Pivovarna Lasko(1)	18,960	521,111
Sava Reinsurance Co.	58,474	820,681
Telekom Slovenije DD	27,595	2,184,725
Zavarovalnica Triglav DD	64,022	1,636,534

		$21,747,116

South Africa — 5.8%
AECI, Ltd.	108,017	$621,180
African Bank Investments, Ltd.(1)(2)	959,888	0
African Rainbow Minerals, Ltd.	33,300	93,724
Anglo American Platinum, Ltd.(1)	15,100	181,861
AngloGold Ashanti, Ltd.(1)	70,634	484,423
AngloGold Ashanti, Ltd. ADR(1)	79,199	562,313
Aspen Pharmacare Holdings, Ltd.	301,772	6,024,773
Assore, Ltd.	24,358	98,180
Astral Foods, Ltd.	26,100	195,680
Aveng, Ltd.(1)	697,596	101,804
AVI, Ltd.	228,000	1,139,208
Barclays Africa Group, Ltd.	203,773	1,890,666
Barloworld, Ltd.	463,800	1,865,613
Bidvest Group, Ltd. (The)	455,103	9,659,653
Clicks Group, Ltd.	218,200	1,256,201
DataTec, Ltd.	305,900	1,019,049
Discovery, Ltd.	221,254	1,897,612
Exxaro Resources, Ltd.	92,500	262,775
FirstRand, Ltd.	1,633,485	4,464,239
Fortress Income Fund, Ltd.	278,434	624,736
Fortress Income Fund, Ltd., Class A	278,434	290,240
Foschini Group, Ltd. (The)	104,323	819,757
Gold Fields, Ltd.	255,380	698,394
Grindrod, Ltd.	350,600	255,228
Growthpoint Properties, Ltd.	942,500	1,414,612
Harmony Gold Mining Co., Ltd.(1)	38,100	38,549
Hosken Consolidated Investments, Ltd.	33,700	250,691
Hyprop Investments, Ltd.	65,400	437,713
Impala Platinum Holdings, Ltd.(1)	133,586	216,104
Imperial Holdings, Ltd.	130,900	1,014,690
Investec, Ltd.	156,600	1,106,258
JSE, Ltd.	45,700	377,344
Kumba Iron Ore, Ltd.	22,200	59,136
Lewis Group, Ltd.	39,800	141,000
Liberty Holdings, Ltd.	67,700	503,856
Life Healthcare Group Holdings, Ltd.	709,548	1,610,628
Massmart Holdings, Ltd.	48,804	315,944
Mediclinic International, Ltd.	288,426	2,218,553

Security	Shares	Value

South Africa (continued)
MMI Holdings, Ltd.	554,133	$785,812
Mondi, Ltd.	134,531	2,662,258
Montauk Holdings, Ltd.(1)	40,451	27,490
Mr. Price Group, Ltd.	188,400	2,436,469
MTN Group, Ltd.	2,099,580	18,086,531
Murray & Roberts Holdings, Ltd.	689,700	356,966
Nampak, Ltd.	677,282	1,088,759
Naspers, Ltd., Class N	153,976	21,046,098
Nedbank Group, Ltd.	141,600	1,729,779
Netcare, Ltd.	659,100	1,443,550
Northam Platinum, Ltd.(1)	298,659	506,850
Pick’n Pay Holdings, Ltd.	125,270	225,245
Pick’n Pay Stores, Ltd.	152,660	641,242
PPC, Ltd.	68,814	68,481
Redefine Properties, Ltd.	1,959,096	1,229,764
Remgro, Ltd.	299,505	4,741,005
Reunert, Ltd.	401,800	1,776,859
RMB Holdings, Ltd.	520,200	1,865,094
RMI Holdings	449,000	1,122,407
Sanlam, Ltd.	1,154,590	4,516,394
Santam, Ltd.	27,610	337,297
Sappi, Ltd.(1)	593,587	2,494,023
Sasol, Ltd.	446,059	12,042,615
Shoprite Holdings, Ltd.	419,647	3,888,896
Sibanye Gold, Ltd.	1,052,080	1,595,714
Spar Group, Ltd.	79,260	943,058
Standard Bank Group, Ltd.	784,949	5,753,861
Steinhoff International Holdings NV	1,020,600	5,301,674
Sun International, Ltd.	33,860	204,077
Telkom SA SOC, Ltd.	333,000	1,383,524
Tiger Brands, Ltd.	207,487	4,250,005
Tongaat-Hulett	25,322	152,090
Truworths International, Ltd.	299,341	1,764,616
Vodacom Group (Pty), Ltd.	444,200	4,377,901
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	816,130
Woolworths Holdings, Ltd.	355,542	2,300,097

		$158,175,018

South Korea — 6.0%
AMOREPACIFIC Corp.	10,613	$3,724,389
AMOREPACIFIC Group, Inc.	19,571	2,445,018
BNK Financial Group, Inc.	55,807	397,565
Bukwang Pharmaceutical Co., Ltd.	28,043	602,497
Cell Biotech Co., Ltd.	7,242	349,109
Celltrion, Inc.(1)	40,466	2,887,021

19	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Chabiotech Co., Ltd.(1)	115,772	$1,384,363
Cheil Worldwide, Inc.(1)	38,050	665,481
CJ CheilJedang Corp.	3,500	1,119,494
CJ Corp.	7,083	1,504,480
CJ Korea Express Co., Ltd.(1)	4,378	709,253
CJ O Shopping Co., Ltd.	1,122	181,553
Coway Co., Ltd.	15,560	1,107,902
Daelim Industrial Co., Ltd.	6,870	387,919
Daesang Corp.	29,700	816,987
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	284,243
Daewoo Industrial Development Co., Ltd.(1)	3,501	3,523
Daewoo International Corp.	10,502	144,618
Daewoo Securities Co., Ltd.	58,559	463,547
DGB Financial Group Co., Ltd.	64,880	552,715
Dong-A ST Co., Ltd.	2,658	329,305
Dongbu Insurance Co., Ltd.	9,442	564,929
Doosan Corp.	4,600	345,639
E-MART, Inc.	8,311	1,333,579
Green Cross Corp.	2,863	442,905
GS Engineering & Construction Corp.(1)	35,833	593,701
GS Holdings Corp.	47,154	2,020,489
Hana Financial Group, Inc.	64,225	1,283,402
Hanjin Kal Corp.	8,977	148,234
Hanjin Transportation Co., Ltd.	10,500	411,642
Hankook Tire Co., Ltd.	27,617	1,101,525
Hanmi Pharmaceutical Co., Ltd.(1)	2,253	1,380,063
Hanmi Science Co., Ltd.(1)	22,829	2,475,089
Hanwha Chemical Corp.	65,820	1,499,644
Hanwha Corp.	27,900	925,041
Hotel Shilla Co., Ltd.	12,750	834,859
Hyosung Corp.	18,800	1,859,386
Hyundai Department Store Co., Ltd.	5,600	600,193
Hyundai Development Co.	26,580	868,584
Hyundai Engineering & Construction Co., Ltd.	26,794	643,224
Hyundai Glovis Co., Ltd.	11,450	1,865,577
Hyundai Heavy Industries Co., Ltd.(1)	2,393	176,875
Hyundai Marine & Fire Insurance Co., Ltd.	14,350	439,684
Hyundai Mobis Co., Ltd.	12,626	2,641,732
Hyundai Motor Co.	33,990	4,286,945
Hyundai Motor Co., Second PFC Shares	3,773	335,824
Hyundai Securities Co., Ltd.	48,800	266,143
Hyundai Steel Co.	49,615	2,090,754
Hyundai Wia Corp.	6,700	633,488
InBody Co., Ltd.	11,574	565,459
Industrial Bank of Korea	71,500	747,637
Kangwon Land, Inc.	36,658	1,196,458

Security	Shares	Value

South Korea (continued)
KB Financial Group, Inc.	72,400	$2,039,782
KB Financial Group, Inc. ADR	7,488	208,691
KB Insurance Co., Ltd.	23,590	584,994
KCC Corp.	1,710	603,236
Kia Motors Corp.	64,887	2,893,310
KIWOOM Securities Co., Ltd.	8,011	418,335
Korea Electric Power Corp.	262,607	11,125,921
Korea Gas Corp.	15,047	469,497
Korea Investment Holdings Co., Ltd.	10,700	447,135
Korea Zinc Co., Ltd.	5,700	2,270,302
Korean Air Lines Co., Ltd.(1)	18,577	436,087
Korean Reinsurance Co.	52,474	630,927
KT Corp.(1)	87,949	2,107,543
KT&G Corp.	49,980	4,441,476
Kumho Petrochemical Co., Ltd.	4,900	214,796
LG Chem, Ltd.	16,004	4,418,435
LG Corp.	45,183	2,716,059
LG Display Co., Ltd.	33,200	687,650
LG Electronics, Inc.	9,019	410,045
LG Hausys, Ltd.	4,611	569,477
LG Household & Health Care, Ltd.	3,800	3,374,334
LG Life Sciences, Ltd.(1)	28,600	1,457,537
LG Uplus Corp.	278,220	2,456,759
Lotte Chemical Corp.	10,200	2,081,282
Lotte Shopping Co., Ltd.	4,500	885,234
LS Corp.	7,030	239,024
LS Industrial Systems Co., Ltd.	4,500	175,273
Macrogen, Inc.(1)	13,950	407,564
Medy-Tox, Inc.	5,201	2,247,442
Mirae Asset Securities Co., Ltd.	20,190	367,346
Naver Corp.	3,131	1,745,968
NCsoft Corp.	5,300	955,460
NH Investment & Securities Co., Ltd.	51,222	433,397
Nong Shim Co., Ltd.	1,100	410,829
OCI Co., Ltd.	1,020	64,311
ORION Corp.	1,200	1,185,315
Osstem Implant Co., Ltd.(1)	12,166	833,217
POSCO	23,524	3,295,271
S-Oil Corp.	24,372	1,632,588
S1 Corp.	10,130	859,488
Samsung C&T Corp.(1)	21,421	2,528,471
Samsung Card Co., Ltd.	10,660	279,077
Samsung Electro-Mechanics Co., Ltd.	16,480	875,618
Samsung Electronics Co., Ltd.	11,354	12,109,970
Samsung Fine Chemicals Co., Ltd.	10,800	325,831
Samsung Fire & Marine Insurance Co., Ltd.	8,763	2,290,701

20	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Samsung Heavy Industries Co., Ltd.	9,500	$86,534
Samsung Life Insurance Co., Ltd.	23,664	2,211,393
Samsung SDI Co., Ltd.	7,925	761,869
Samsung Securities Co., Ltd.	14,212	498,787
Seegene, Inc.(1)	19,291	614,181
Shinhan Financial Group Co., Ltd.	102,298	3,436,369
Shinsegae Co., Ltd.	2,179	423,947
SK Chemicals Co., Ltd.	12,100	744,145
SK Holdings Co., Ltd.	6,366	1,297,040
SK Hynix, Inc.	58,370	1,507,869
SK Innovation Co., Ltd.(1)	67,596	7,413,319
SK Telecom Co., Ltd.	33,743	6,175,581
SK Telecom Co., Ltd. ADR	19,826	399,494
ViroMed Co., Ltd.(1)	12,347	1,908,511
Woori Bank	20,809	155,636
Yuhan Corp.	6,770	1,561,785
Zyle Daewoo Motor Sales Corp.(1)	4,895	5,845

		$165,052,996

Sri Lanka — 0.7%
Access Engineering PLC	2,960,807	$475,648
Aitken Spence PLC	867,213	588,028
Ceylon Tobacco Co. PLC	45,991	317,053
Chevron Lubricants Lanka PLC	689,307	1,647,582
Commercial Bank of Ceylon PLC	2,156,785	2,096,386
DFCC Bank PLC	648,984	758,334
Dialog Axiata PLC	15,786,381	1,168,864
Distilleries Co. of Sri Lanka PLC	1,514,334	2,574,046
Hatton National Bank PLC (Non-Voting)	1,045,483	1,535,609
John Keells Holdings PLC	4,660,747	5,740,346
National Development Bank PLC	873,545	1,187,376
Nations Trust Bank PLC	934,186	565,672
Sampath Bank PLC	673,662	1,166,562

		$19,821,506

Taiwan — 6.0%
Acer, Inc.(1)	948,490	$347,455
Advanced Semiconductor Engineering, Inc.	1,298,281	1,491,362
Advantech Co., Ltd.	205,428	1,315,517
Altek Corp.	206,437	167,316
Ambassador Hotel	221,000	185,687
AmTRAN Technology Co., Ltd.	376,765	180,276
Asia Cement Corp.	1,183,967	985,180
Asia Optical Co., Inc.(1)	187,913	165,719
Asustek Computer, Inc.	216,174	1,784,920

Security	Shares	Value

Taiwan (continued)
AU Optronics Corp.	3,013,925	$888,549
AU Optronics Corp. ADR	33,754	98,224
Capital Securities Corp.	605,143	181,880
Catcher Technology Co., Ltd.	215,100	1,793,163
Cathay Financial Holding Co., Ltd.	2,111,019	2,957,412
Cathay Real Estate Development Co., Ltd.	660,000	268,598
Chang Hwa Commercial Bank, Ltd.	1,864,579	887,971
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	2,878,951
Cheng Uei Precision Industry Co., Ltd.	149,516	206,170
Chicony Electronics Co., Ltd.	158,924	347,627
China Airlines, Ltd.(1)	940,963	342,955
China Development Financial Holding Corp.	5,090,106	1,269,609
China Life Insurance Co., Ltd.	945,913	722,327
China Motor Corp.	1,026,930	675,861
China Petrochemical Development Corp.(1)	1,522,857	366,133
China Steel Corp.	6,433,886	3,507,609
Chipbond Technology Corp.	240,000	345,060
Chong Hong Construction Co., Ltd.	165,761	241,211
Chunghwa Telecom Co., Ltd.	2,476,909	7,461,678
Clevo Co.	206,579	197,500
Compal Electronics, Inc.	1,488,557	832,997
Coretronic Corp.	211,734	174,927
CTBC Financial Holding Co., Ltd.	5,688,216	2,912,372
Delta Electronics, Inc.	434,356	2,043,029
E.Sun Financial Holding Co., Ltd.	2,254,674	1,309,023
Elan Microelectronics Corp.	142,410	197,221
Epistar Corp.	321,439	247,328
Eternal Materials Co., Ltd.	320,232	307,888
EVA Airways Corp.(1)	1,684,216	951,123
Evergreen Marine Corp.	1,171,314	471,050
Everlight Chemical Industrial Corp.	361,004	219,147
Everlight Electronics Co., Ltd.	103,212	149,247
Far Eastern Department Stores, Ltd.	1,496,944	828,441
Far Eastern International Bank	993,739	295,632
Far Eastern New Century Corp.	2,069,313	1,616,637
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,464,939
Faraday Technology Corp.	262,329	355,356
Feng Hsin Steel Co., Ltd.	172,000	200,555
FIH Mobile, Ltd.	1,168,000	444,518
First Financial Holding Co., Ltd.	3,328,566	1,546,048
Formosa Chemicals & Fibre Corp.	1,780,214	3,993,392
Formosa International Hotels Corp.	40,132	277,359
Formosa Petrochemical Corp.	985,153	2,356,423
Formosa Plastics Corp.	2,620,853	6,118,189
Formosa Taffeta Co., Ltd.	545,000	495,442
Formosan Rubber Group, Inc.	450,000	226,214

21	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Foxconn Technology Co., Ltd.	336,853	$709,588
Fubon Financial Holding Co., Ltd.	1,538,833	2,093,164
Giant Manufacturing Co., Ltd.	228,093	1,512,027
Gintech Energy Corp.(1)	286,877	278,470
Goldsun Building Materials Co., Ltd.	617,053	167,563
Great Wall Enterprise Co., Ltd.	321,362	201,960
Highwealth Construction Corp.	325,556	373,939
Hiwin Technologies Corp.	181,280	709,774
Hon Hai Precision Industry Co., Ltd.	2,686,942	6,575,747
Hotai Motor Co., Ltd.	98,000	1,127,070
HTC Corp.	246,311	581,980
Hua Nan Financial Holdings Co., Ltd.	2,672,442	1,237,046
Huaku Development Co., Ltd.	187,010	334,233
Innolux Corp.	2,855,987	858,425
Inotera Memories, Inc.(1)	559,619	472,038
Inventec Corp.	1,330,753	867,539
King Yuan Electronics Co., Ltd.	711,274	464,275
Kinsus Interconnect Technology Corp.	166,280	336,126
Largan Precision Co., Ltd.	21,042	1,439,793
LCY Chemical Corp.(1)	253,644	255,238
Lite-On Technology Corp.	747,776	721,145
Macronix International Corp., Ltd.(1)	1,015,868	147,104
MediaTek, Inc.	378,371	2,861,809
Mega Financial Holding Co., Ltd.	3,731,240	2,405,580
Merida Industry Co., Ltd.	435,907	2,337,834
Mitac Holdings Corp.	313,036	233,940
Nan Kang Rubber Tire Co., Ltd.(1)	889,819	780,200
Nan Ya Plastics Corp.	3,006,303	5,553,881
Nanya Technology Corp.	281,593	389,413
Novatek Microelectronics Corp., Ltd.	263,479	1,025,743
Oriental Union Chemical Corp.	453,200	287,853
Pegatron Corp.	553,486	1,203,814
Phison Electronics Corp.	43,692	306,847
Pou Chen Corp.	2,168,764	2,830,065
Powertech Technology, Inc.	366,725	723,104
President Chain Store Corp.	619,120	3,864,064
Quanta Computer, Inc.	905,065	1,451,945
Radiant Opto-Electronics Corp.	206,350	469,584
Radium Life Tech Co., Ltd.	342,068	122,396
Realtek Semiconductor Corp.	165,542	394,085
RichTek Technology Corp.	87,497	505,387
Ruentex Development Co., Ltd.	338,533	439,859
Ruentex Industries, Ltd.	1,161,953	2,160,406
Sanyang Motor Co., Ltd.(1)	1,509,000	1,007,839
Shin Kong Financial Holding Co., Ltd.	3,270,375	708,495
Shin Kong Synthetic Fibers Corp.	965,996	280,868

Security	Shares	Value

Taiwan (continued)
Siliconware Precision Industries Co., Ltd.	613,260	$968,445
Simplo Technology Co., Ltd.	123,820	393,243
Sino-American Silicon Products, Inc.	183,259	259,056
SinoPac Financial Holdings Co., Ltd.	3,988,310	1,132,439
Solar Applied Materials Technology Corp.	329,817	189,213
Synnex Technology International Corp.	651,960	632,547
Tainan Spinning Co., Ltd.	1,445,010	622,485
Taishin Financial Holding Co., Ltd.	3,522,983	1,217,236
Taiwan Business Bank(1)	1,852,887	460,091
Taiwan Cement Corp.	1,724,118	1,427,319
Taiwan Cooperative Financial Holding Co., Ltd.	2,311,878	962,961
Taiwan Fertilizer Co., Ltd.	436,000	568,760
Taiwan Glass Industry Corp.(1)	252,874	98,447
Taiwan Mobile Co., Ltd.	1,170,052	3,553,293
Taiwan Semiconductor Manufacturing Co., Ltd.	3,595,873	15,513,461
Taiwan Tea Corp.	661,346	295,974
Tatung Co., Ltd.(1)	1,214,645	205,497
Teco Electric & Machinery Co., Ltd.	1,226,000	976,914
Tong Yang Industry Co., Ltd.	379,826	466,287
TPK Holding Co., Ltd.	83,515	208,014
Transcend Information, Inc.	63,886	165,936
Tripod Technology Corp.	152,979	259,847
TSRC Corp.	381,087	233,623
TTY Biopharm Co., Ltd.	307,255	1,092,931
Tung Ho Steel Enterprise Corp.	293,385	151,531
U-Ming Marine Transport Corp.	202,000	162,864
Uni-President Enterprises Corp.	3,855,626	6,427,076
Unimicron Technology Corp.	527,171	222,165
United Microelectronics Corp.	3,348,361	1,223,614
United Microelectronics Corp. ADR	93,397	175,586
Vanguard International Semiconductor Corp.	784,175	1,012,690
Walsin Lihwa Corp.(1)	1,085,980	240,833
Wan Hai Lines, Ltd.	606,375	334,157
Waterland Financial Holdings	1,579,440	368,275
Wintek Corp.(1)(2)	706,482	0
Wistron Corp.	908,693	509,809
WPG Holdings Co., Ltd.	548,136	520,354
Yageo Corp.	212,433	340,857
Yang Ming Marine Transport(1)	1,116,288	292,531
YFY, Inc.	1,451,414	468,138
Yieh Phui Enterprise	1,004,233	225,341
Yuanta Financial Holding Co., Ltd.	4,019,729	1,474,465
Yulon Motor Co., Ltd.	1,212,420	1,103,686

		$164,263,663

22	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand — 3.0%
Advanced Info Service PCL(6)	809,800	$3,407,340
Airports of Thailand PCL(6)	438,800	4,195,212
AP Thailand PCL(6)	4,609,660	681,595
Bangkok Bank PCL(6)	198,400	836,436
Bangkok Dusit Medical Services PCL(6)	8,414,000	5,199,297
Bangkok Expressway & Metro PCL(1)	7,754,354	1,124,525
Banpu PCL(6)	1,358,000	600,565
BEC World PCL(6)	1,693,300	1,427,861
Berli Jucker PCL(6)	1,258,600	1,218,149
Big C Supercenter PCL(6)	113,000	631,558
Bumrungrad Hospital PCL(6)	712,200	4,158,371
Cal-Comp Electronics (Thailand) PCL(6)	1,957,091	182,086
Central Pattana PCL(6)	538,000	699,054
Charoen Pokphand Foods PCL(6)	2,839,300	1,434,345
CP ALL PCL(6)	3,272,600	3,553,735
Delta Electronics (Thailand) PCL(6)	1,516,370	3,204,175
Electricity Generating PCL(6)	382,000	1,603,951
G Steel PCL(1)(6)	4,757,300	29,085
Glow Energy PCL(6)	803,700	1,641,383
Hana Microelectronics PCL(6)	1,416,900	1,397,191
Home Product Center PCL(6)	1,565,760	294,595
Indorama Ventures PCL(6)	1,721,800	1,008,280
Intouch Holdings PCL(6)	1,520,200	2,189,418
IRPC PCL(6)	9,870,200	1,170,499
Italian-Thai Development PCL(1)(6)	5,207,229	1,077,549
Kasikornbank PCL(6)	364,900	1,514,463
Kiatnakin Bank PCL(6)	747,800	751,421
Krung Thai Bank PCL(6)	1,610,225	742,629
Land & Houses PCL(6)	4,338,700	1,133,943
Major Cineplex Group PCL(6)	1,728,400	1,687,869
Minor International PCL(6)	3,179,761	3,184,532
Precious Shipping PCL(6)	933,750	143,171
PTT Exploration & Production PCL(6)	1,286,216	2,039,622
PTT Global Chemical PCL(6)	1,519,650	2,101,002
PTT PCL(6)	702,400	4,730,157
Quality House PCL(6)	9,121,583	578,436
Ratchaburi Electricity Generating Holding PCL(6)	578,300	760,960
Sahaviriya Steel Industries PCL(1)(6)	18,478,460	20,494
Siam Cement PCL(6)	285,200	3,629,102
Siam City Cement PCL(6)	64,900	573,754
Siam Commercial Bank PCL(6)	439,500	1,449,756
Sino Thai Engineering & Construction PCL(6)	2,930,100	2,023,412
Thai Airways International PCL(1)(6)	1,290,500	327,741
Thai Beverage PCL	6,408,700	3,111,173
Thai Oil PCL(6)	812,500	1,480,955
Thai Union Group PCL(6)	2,183,692	1,037,287

Security	Shares	Value

Thailand (continued)
Thanachart Capital PCL(6)	460,200	$464,908
Thoresen Thai Agencies PCL(6)	2,257,887	483,030
TMB Bank PCL(6)	17,390,200	1,162,721
Total Access Communication PCL(6)	790,500	659,844
TPI Polene PCL(6)	19,506,000	1,129,005
True Corp. PCL(1)	7,733,381	1,431,323
TTCL PCL(6)	254,300	109,519
TTW PCL(6)	4,040,000	1,187,029

		$82,615,513

Turkey — 2.9%
Akbank TAS	1,569,418	$3,598,714
Akcansa Cimento AS	90,700	410,640
Akenerji Elektrik Uretim AS(1)	524,095	170,483
Aksa Akrilik Kimya Sanayii AS	228,054	817,537
Alarko Holding AS	207,704	217,031
Anadolu Anonim Turk Sigorta Sirketi	368,571	200,810
Anadolu Efes Biracilik ve Malt Sanayii AS	284,148	1,840,328
Arcelik AS	627,359	3,003,270
Asya Katilim Bankasi AS(1)	621,338	127,740
Aygaz AS	177,606	614,668
Bagfas Bandirma Gubre Fabrikalari AS	38,600	169,879
BIM Birlesik Magazalar AS	318,192	5,600,857
Cimsa Cimento Sanayi ve Ticaret AS	116,200	609,084
Coca-Cola Icecek AS	112,100	1,427,554
Dogan Sirketler Grubu Holding AS(1)	2,165,468	422,549
Dogus Otomotiv Servis ve Ticaret AS	140,556	531,005
Eczacibasi Ilac Sanayi ve Ticaret AS	588,300	533,620
Enka Insaat ve Sanayi AS	1,667,575	2,582,715
Eregli Demir ve Celik Fabrikalari TAS	4,238,583	4,410,751
Ford Otomotiv Sanayi AS	189,160	1,962,125
Gubre Fabrikalari TAS	386,800	752,568
Haci Omer Sabanci Holding AS	1,118,249	3,170,026
Ihlas Holding AS(1)	3,341,600	253,346
Is Gayrimenkul Yatirim Ortakligi AS	508,768	306,648
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	3,600,406	1,343,008
KOC Holding AS	1,097,419	4,110,095
Koza Altin Isletmeleri AS	122,800	517,387
Net Holding AS(1)	282,129	337,585
Petkim Petrokimya Holding AS(1)	1,192,041	1,873,739
Sekerbank TAS(1)	673,641	387,575
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	198,235
TAV Havalimanlari Holding AS	212,009	1,321,553
Tekfen Holding AS	409,091	565,849
Tofas Turk Otomobil Fabrikasi AS	299,386	1,943,602

23	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)
Trakya Cam Sanayii AS	647,826	$401,505
Tupras-Turkiye Petrol Rafinerileri AS(1)	290,241	6,922,325
Turcas Petrol AS	420,874	214,827
Turk Hava Yollari Anonim Ortakligi AS(1)	748,507	1,893,273
Turk Sise ve Cam Fabrikalari AS	1,592,838	1,740,854
Turk Telekomunikasyon AS	1,057,800	1,978,331
Turkcell Iletisim Hizmetleri AS	1,653,794	5,605,985
Turkcell Iletisim Hizmetleri AS ADR	38,494	326,814
Turkiye Garanti Bankasi AS	1,812,125	4,414,641
Turkiye Halk Bankasi AS	536,500	1,906,849
Turkiye Is Bankasi	1,244,619	1,958,484
Turkiye Sinai Kalkinma Bankasi AS	1,467,765	764,137
Turkiye Vakiflar Bankasi TAO	1,021,671	1,338,934
Ulker Biskuvi Sanayi AS	204,629	1,235,030
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	1,001,934
Yapi ve Kredi Bankasi AS	827,536	931,277
Yazicilar Holding AS	107,100	467,948

		$79,435,724

Ukraine — 0.3%
Astarta Holding NV(1)	105,037	$926,084
Avangardco Investments Public, Ltd. GDR(1)(3)	56,788	70,729
Ferrexpo PLC	2,134,232	678,103
Kernel Holding SA	346,913	4,239,791
MHP SA GDR(3)	337,415	3,124,981

		$9,039,688

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	2,035,444	$3,631,529
Abu Dhabi National Hotels	832,200	657,060
Agthia Group PJSC	623,000	1,297,459
Air Arabia PJSC	6,041,100	2,227,829
Ajman Bank PJSC(1)	632,940	354,522
Al Waha Capital PJSC	1,401,285	819,667
Aldar Properties PJSC	3,816,500	2,387,220
Arabtec Holding PJSC(1)	7,431,105	2,496,311
Dana Gas PJSC(1)	3,612,782	497,304
DP World, Ltd.	416,236	8,443,278
Dubai Financial Market PJSC	1,713,500	567,922
Dubai Investments PJSC	1,313,593	716,028
Dubai Islamic Bank PJSC	1,037,500	1,736,324
Emaar Properties PJSC	3,506,022	5,390,890
First Gulf Bank PJSC	1,231,388	4,228,668
National Bank of Abu Dhabi PJSC	1,606,429	3,472,833
National Bank of Ras Al-Khaimah PSC (The)	62,608	102,973

Security	Shares	Value

United Arab Emirates (continued)
National Central Cooling Co. (Tabreed)	1,050,547	$340,557
Ras Al Khaimah Properties PJSC	1,262,100	187,624
Ras Al Khaimah White Cement	732,778	278,308
Union National Bank PJSC	1,180,087	1,500,297

		$41,334,603

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC	1,013,311	$1,973,615
Bao Viet Holdings	371,340	871,113
Danang Rubber JSC	356,213	690,301
Development Investment Construction Corp.(1)	545,751	220,263
FPT Corp.	2	4
Gemadept Corp.	648,433	1,222,228
HAGL JSC(1)	1,153,680	532,305
Hoa Phat Group JSC	1,459,005	1,891,512
KIDO Group Corp.	387,216	418,440
Kim Long Securities Corp.	1,311,300	384,486
Kinh Bac City Development Share Holding Corp.(1)	590,200	343,059
Masan Group Corp.(1)	456,400	1,571,975
PetroVietnam Construction JSC(1)	870,460	119,413
PetroVietnam Drilling & Well Services JSC	749,107	881,988
PetroVietnam Fertilizer & Chemical JSC	342,540	443,229
PetroVietnam Gas JSC	69,600	112,109
Pha Lai Thermal Power JSC	754,210	612,740
Refrigeration Electrical Engineering Corp.	211,990	237,393
Song Da Urban & Industrial Zone Investment and Development JSC(1)	339,950	354,820
Tan Tao Investment & Industry JSC(1)	1,048,757	260,607
Vietnam Construction and Import-Export JSC	459,600	230,713
Vietnam Dairy Products JSC	537,900	3,057,851
Vietnam Joint Stock Commercial Bank for Industry and Trade	1,081,023	891,569
Vingroup JSC(1)	1,739,114	3,530,166
Vinh Son - Song Hinh Hydropower JSC	750,120	533,067

		$21,384,966

Total Common Stocks (identified cost $2,778,833,013)		$2,697,985,094

Equity-Linked Securities(5)(7) — 0.8%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.8%
Abdullah Al Othaim Markets	7/31/17	14,400	$341,007
Al Rajhi Bank	1/22/18	126,533	1,757,398

24	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Al Tayyar	3/5/18	43,582	$840,459
Alinma Bank	1/22/18	182,900	720,050
Almarai Co.	7/31/17	42,670	891,090
Arab National Bank	5/12/17	96,000	599,837
Bank Albilad	3/5/18	32,125	209,930
Banque Saudi Fransi	1/22/18	65,833	490,281
Company for Cooperative Insurance (The)	7/31/17	21,600	452,518
Dar Al Arkan Real Estate Development	7/20/18	70,500	116,935
Etihad Etisalat Co.	11/20/17	119,020	895,899
Fawaz Abdulaziz Alhokair Co.	3/20/17	53,700	1,012,331
Fitaihi Holding Group	9/14/18	57,200	228,997
Jarir Marketing Co.	1/22/18	17,100	725,031
Mobile Telecommunications Co.	4/30/18	47,949	107,001
National Industrialization Co.	10/31/16	117,783	333,455
Rabigh Refining and Petrochemicals Co.	7/24/17	84,000	275,302
Riyad Bank	11/20/17	137,000	451,737
Sahara Petrochemical Co.	9/14/18	101,700	277,082
Samba Financial Group	6/29/17	89,776	557,962
Saudi Airlines Catering Co.	5/28/18	14,700	484,222
Saudi Arabian Fertilizer Co.	7/31/17	24,333	537,330
Saudi Arabian Mining Co.	4/30/18	45,000	397,483
Saudi Basic Industries Corp.	1/22/18	91,400	1,866,114
Saudi British Bank	1/22/18	95,300	627,207
Saudi Cable Co.	7/20/18	56,000	114,520
Saudi Cement Co.	7/20/18	20,250	349,370
Saudi Ceramic Co.	3/5/18	12,000	149,161
Saudi Chemical Co.	4/23/18	11,900	182,320
Saudi Electricity Co.	1/22/18	167,000	699,730
Saudi Industrial Investment Group	10/9/17	49,800	183,448
Saudi International Petrochemicals Co.	1/22/18	67,870	252,728
Saudi Kayan Petrochemical Co.	1/22/18	145,500	262,657
Saudi Pharmaceutical Industries and Medical Appliances Corp.	2/12/18	50,599	448,284
Saudi Telecom Co.	4/23/18	86,900	1,588,997
Savola Group	2/6/17	93,100	1,236,624
Yamamah Saudi Cement Co. Ltd.	1/22/18	23,300	195,874
Yanbu National Petrochemical Co.	7/31/17	29,100	252,386

Total Equity-Linked Securities (identified cost $27,682,693)			$21,112,757

Rights(1) — 0.0%(4)

Security	Shares	Value

Banco Bradesco SA, Exp. 2/3/16	32,914	$17,221
Flour Mills of Nigeria PLC	781,206	0
Rumo Logistica Operadora Multimodal SA, Exp. 1/28/16	2,213	84
Sociedad Minera el Brocal SA, Exp. 1/20/16	3,054	1,771

Total Rights (identified cost $0)		$19,076

Warrants(1) — 0.0%(4)

Security	Shares	Value
WCT Holdings Bhd, Exp. 8/27/20, Strike MYR 2.08	164,118	$7,263

Total Warrants (identified cost $0)		$7,263

Short-Term Investments — 0.0%(4)

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 1/4/16	$1,254	$1,253,502

Total Short-Term Investments (identified cost $1,253,502)		$1,253,502

Total Investments — 99.7% (identified cost $2,807,769,208)		$2,720,377,692

Other Assets, Less Liabilities — 0.3%		$8,646,107

Net Assets — 100.0%		$2,729,023,799

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2015, the aggregate value of these securities is $55,103,371 or 2.0% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

25	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Portfolio of Investments (Unaudited) — continued

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2015, the aggregate value of these securities is $21,904,394 or 0.8% of the Fund’s net assets.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	10.1%	$275,667,983
Hong Kong Dollar	7.8	213,646,975
Mexican Peso	6.1	165,454,079
South Korean Won	6.0	164,444,811
New Taiwan Dollar	6.0	163,545,335
Indian Rupee	5.7	155,900,359
South African Rand	5.6	152,311,031
Brazilian Real	4.6	126,021,334
Philippine Peso	3.3	89,434,354
Indonesian Rupiah	3.1	85,962,028
Malaysian Ringgit	3.1	83,569,669
Polish Zloty	3.0	82,999,009
Thai Baht	2.9	79,504,340
New Turkish Lira	2.9	79,108,910
Euro	2.6	71,514,596
Chilean Peso	2.4	64,580,000
Kuwaiti Dinar	2.0	55,466,346
Hungarian Forint	1.9	50,638,069
Russian Ruble	1.7	46,921,536
Qatari Riyal	1.5	40,143,609
Egyptian Pound	1.5	39,837,536
United Arab Emirates Dirham	1.4	39,612,767
Czech Koruna	1.4	37,416,368
Colombian Peso	1.2	31,929,761
Other currency, less than 1% each	11.9	324,746,887

Total Investments	99.7%	$2,720,377,692

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	23.2%	$633,087,234
Consumer Staples	10.5	285,594,994
Industrials	10.2	278,111,361
Telecommunication Services	10.0	273,901,734
Materials	9.8	267,690,310
Consumer Discretionary	9.6	262,428,477
Energy	9.3	252,346,334
Information Technology	6.8	184,384,143
Utilities	5.8	158,746,428
Health Care	4.5	122,833,175
Short-Term Investments	0.0 (1)	1,253,502

Total Investments	99.7%	$2,720,377,692

(1)	Amount is less than 0.05%.

Abbreviations:

ADR	–	American Depositary Receipt
BDR	–	Brazilian Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PDR	–	Philippine Deposit Receipt
PFC Shares	–	Preference Shares

Currency Abbreviations:

MYR	–	Malaysian Ringgit

26	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2015
Investments, at value (identified cost, $2,807,769,208)	$2,720,377,692
Cash	323,887
Foreign currency, at value (identified cost, $3,016,572)	2,836,340
Dividends and interest receivable	2,814,825
Receivable for investments sold	19,271,373
Receivable for Fund shares sold	8,751,635
Tax reclaims receivable	1,150,275
Total assets	$2,755,526,027

Liabilities
Demand note payable	$9,500,000
Payable for Fund shares redeemed	12,489,384
Payable to affiliates:
Investment adviser fee	1,076,655
Administration fee	1,196,283
Accrued foreign capital gains taxes	2,234,881
Accrued expenses	5,025
Total liabilities	$26,502,228
Net Assets	$2,729,023,799

Sources of Net Assets
Paid-in capital	$2,882,397,685
Accumulated net realized loss	(40,313,839)
Accumulated distributions in excess of net investment income	(23,086,002)
Net unrealized depreciation	(89,974,045)
Total	$2,729,023,799

Institutional Class Shares
Net Assets	$2,729,023,799
Shares Outstanding	71,836,277
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$37.99

*	Redemption price per share is equal to the net asset value less any applicable redemption fee.

27	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2015
Dividends (net of foreign taxes, $4,685,851)	$37,198,857
Interest	12
Total investment income	$37,198,869

Expenses
Investment adviser fee	$7,162,993
Administration fee	7,958,881
Interest expense	45,927
Total expenses	$15,167,801

Net investment income	$22,031,068

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $246,329)	$35,042,669
Foreign currency transactions	(2,518,720)
Net realized gain	$32,523,949
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $63,381)	$(647,259,291)
Foreign currency	57,649
Net change in unrealized appreciation (depreciation)	$(647,201,642)

Net realized and unrealized loss	$(614,677,693)

Net decrease in net assets from operations	$(592,646,625)

28	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
From operations —
Net investment income	$22,031,068	$65,219,049
Net realized gain (loss) from investment and foreign currency transactions	32,523,949	(30,563,256)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(647,201,642)	(441,513,321)
Net decrease in net assets from operations	$(592,646,625)	$(406,857,528)
Distributions to shareholders —
From net investment income	$(57,084,800)	$(75,586,163)
Total distributions to shareholders	$(57,084,800)	$(75,586,163)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$199,781,438	$621,528,328
Net asset value of shares issued to shareholders in payment of distributions declared	44,659,319	58,716,026
Cost of shares redeemed	(570,515,793)	(392,182,096)
Redemption fees	6,862,123	6,021,876
Net increase (decrease) in net assets from Fund share transactions	$(319,212,913)	$294,084,134

Net decrease in net assets	$(968,944,338)	$(188,359,557)

Net Assets
At beginning of period	$3,697,968,137	$3,886,327,694
At end of period	$2,729,023,799	$3,697,968,137

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(23,086,002)	$11,967,730

29	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Financial Highlights

	Institutional Class
	Six Months Ended December 31, 2015 (Unaudited)		Year Ended June 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$46.230		$52.430	$45.870	$44.060	$51.610	$40.800

Income (Loss) From Operations
Net investment income(1)	$0.289		$0.838	$0.805	$0.941	$0.874	$0.794
Net realized and unrealized gain (loss)	(7.817)		(6.134)	6.518	1.724	(7.866)	10.829

Total income (loss) from operations	$(7.528)		$(5.296)	$7.323	$2.665	$(6.992)	$11.623

Less Distributions
From net investment income	$(0.802)		$(0.981)	$(0.854)	$(0.941)	$(0.631)	$(0.896)

Total distributions	$(0.802)		$(0.981)	$(0.854)	$(0.941)	$(0.631)	$(0.896)

Redemption fees(1)	$0.090		$0.077	$0.091	$0.086	$0.073	$0.083

Net asset value — End of period	$37.990		$46.230	$52.430	$45.870	$44.060	$51.610

Total Return(2)	(16.08	)%(3)	(9.93)%	16.30%	6.14%	(13.32)%	28.74%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,729,024		$3,697,968	$3,886,328	$3,090,101	$2,648,747	$2,774,908
Ratios (as a percentage of average daily net assets):
Expenses	0.96	%(4)	0.95%	0.95%	0.96%	0.96%	0.95%
Net investment income	1.39	%(4)	1.71%	1.65%	1.98%	1.94%	1.61%
Portfolio Turnover	1	%(3)	10%	6%	5%	4%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

30	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class shares, which are offered at net asset value and are not subject to a sales charge but are subject to a redemption fee (see Note 1J).

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain

31

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Notes to Financial Statements (Unaudited) — continued

portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of December 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Redemption Fees — Fund shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 are subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 are not subject to a redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

K  Interim Financial Statements — The interim financial statements relating to December 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

32

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Notes to Financial Statements (Unaudited) — continued

At June 30, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $22,535 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on June 30, 2018 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

Additionally, at June 30, 2015, the Fund had a net capital loss of $69,477,457 attributable to security transactions incurred after October 31, 2014 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending June 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,839,807,220

Gross unrealized appreciation	$605,220,065
Gross unrealized depreciation	(724,649,593)

Net unrealized depreciation	$(119,429,528)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the six months ended December 31, 2015, the investment adviser fee amounted to $7,162,993. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended December 31, 2015, the administration fee amounted to $7,958,881. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2015, no significant amounts have been deferred. Trustees’ fees incurred by the Fund are paid by EVM. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $30,776,461 and $354,897,790, respectively, for the six months ended December 31, 2015.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015

Sales	4,873,995	12,824,271
Issued to shareholders electing to receive payments of distributions in Fund shares	1,166,040	1,270,360
Redemptions	(14,192,504)	(8,236,800)

Net increase (decrease)	(8,152,469)	5,857,831

33

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Notes to Financial Statements (Unaudited) — continued

For the six months ended December 31, 2015 and the year ended June 30, 2015, the Fund received $6,862,123 and $6,021,876, respectively, in redemption fees.

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2015, the Fund had a balance outstanding pursuant to this line of credit of $9,500,000 at an interest rate of 1.35%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying amount of the borrowings approximated its fair value at December 31, 2015. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at December 31, 2015. The Fund’s average borrowings or allocated fees during the six months ended December 31, 2015 were not significant.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

34

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Notes to Financial Statements (Unaudited) — continued

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$27,461,885	$1,149,164,741		$494,221	$1,177,120,847
Emerging Europe	24,390,517	511,955,432		0	536,345,949
Latin America	488,303,882	—		—	488,303,882
Middle East/Africa	9,235,824	486,854,532		124,060	496,214,416

Total Common Stocks	$549,392,108	$2,147,974,705	**	$618,281	$2,697,985,094

Equity-Linked Securities	$—	$21,112,757		$—	$21,112,757
Rights	19,076	—		—	19,076
Warrants	7,263	—		—	7,263

Short-Term Investments	—	1,253,502		—	1,253,502

Total Investments	$549,418,447	$2,170,340,964		$618,281	$2,720,377,692

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2015 is not presented. At December 31, 2015, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

35

Parametric Tax-Managed Emerging Markets Fund

December 31, 2015

Officers and Trustees

Officers of Parametric Tax-Managed Emerging Markets Fund

Michael W. Weilheimer

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Tax-Managed Emerging Markets Fund

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7736    12.31.15

Item 2.	Code of Ethics

Not required in this filing

Item 3.	Audit Committee Financial Expert

Not required in this filing

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	February 22, 2016